Reg. ICA No. 811-8360
                                                               File No. 33-75340


As filed via EDGAR with the Securities and Exchange Commission on April 30, 1999


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            -------------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Pre-Effective Amendment No.               |_|

                       Post-Effective Amendment No. 21             |X|

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940              |X|

                                Amendment No. 21

                            -------------------------

                        GUINNESS FLIGHT INVESTMENT FUNDS
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)


                        225 South Lake Avenue, Suite 777
                           Pasadena, California 91101
                           --------------------------
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (818) 795-0039

                           Susan Penry-Williams, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022
                            ------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Mr. James Atkinson
                        Guinness Flight Investment Funds
                        225 South Lake Avenue, Suite 777
                           Pasadena, California 91101

It is proposed that this filing will become effective:

|X|     Immediately upon filing pursuant to  |_| on (date) pursuant
        paragraph (b)                            to paragraph (b)
|_|     60 days after filing pursuant to     |_| on (date) pursuant to
        paragraph (a)(1)                           paragraph (a)(1)
|_|     75 days after filing pursuant to     |_| on (date) pursuant to
        paragraph (a)(2)                         paragraph (a)(2), of rule
                                                 485(b).

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                              CROSS-REFERENCE SHEET


               (Pursuant to Rule 404 showing location in each form of Prospectus of the responses to the Items in Part A and location in each form of Prospectus and the Statement of Additional Information of the responses to the Items in Part B of Form N-1A).


                       GUINNESS FLIGHT ASIA BLUE CHIP FUND
                       GUINNESS FLIGHT ASIA SMALL CAP FUND
                     GUINNESS FLIGHT CHINA & HONG KONG FUND
                       GUINNESS FLIGHT MAINLAND CHINA FUND
                   GUINNESS FLIGHT GLOBAL GOVERNMENT BOND FUND
                         GUINNESS FLIGHT NEW EUROPE FUND
                       GUINNESS FLIGHT WIRED(R) INDEX FUND


        Item Number
        Form N-1A,                                                     Statement of Additional
          Part A              Prospectus Caption                         Information Caption
          ------              ------------------                         -------------------

           1(a)               Front Cover Page                                    *
            (b)               Back Cover Page                                     *
           2(a)               Risk/Return Summary:                                *
                              Investment Objective
            (b)               Investment Strategies                               *
            (c)               Principal Risks; Annual                             *
                              Returns and Performance Table
             3                Fees and Expenses                                   *
           4(a)               Risk/Return Summary:                                *
                              Investment Objective
            (b)               Risk/Return Summary:                                *
                              Investment Strategies
            (c)               Risk/Return Summary:                                *
                              Principal Risks; Risks of
                              Investing
             5                Not Applicable                                      *
           6(a)               Guinness Flight Management                          *
            (b)               Not Applicable                                      *
           7(a)               Finances - Net Asset Value                          *
            (b)               Shareholder Guide: Your                             *
                              Account with Guinness Flight;
                              Purchasing, Exchanging and
                              Selling
            (c)               Shareholder Guide: Your                             *
                              Account with Guinness Flight;
                              Purchasing, Exchanging and
                              Selling






        Item Number
        Form N-1A,                                                     Statement of Additional
          Part A              Prospectus Caption                         Information Caption
          ------              ------------------                         -------------------

            (d)               Finances - Dividends and                            *
                              Capital Gains Distributions
            (e)               Finances - Tax Issues                               *
            (f)               Not Applicable                                      *
           8(a)               Not Applicable                                      *
            (b)                Distribution Plan                                  *
            (c)               Not Applicable                                      *
             9                Financial Highlights                                *



                                       -2-




                       GUINNESS FLIGHT ASIA BLUE CHIP FUND
                       GUINNESS FLIGHT ASIA SMALL CAP FUND
                     GUINNESS FLIGHT CHINA & HONG KONG FUND
                       GUINNESS FLIGHT MAINLAND CHINA FUND
                   GUINNESS FLIGHT GLOBAL GOVERNMENT BOND FUND
                         GUINNESS FLIGHT NEW EUROPE FUND
                       GUINNESS FLIGHT WIRED(R) INDEX FUND

Item Number
Form N-1A,                                        Statement of Additional
  Part B       Prospectus Caption                 Information Caption
  ------       ------------------                 -------------------

    10                *                           Front Cover Page

    11                *                           General Information and
                                                  History

    12(a)             *                           General Information and
                                                  History

    12(b)      Risk/Return Summary:               Investment Strategies and
               Investment Strategies; Principal   Risks
               Risks; Risks of Investing

    12(c)             *                           Investment Restrictions and
                                                  Policies

    12(d)             *                           Investment Objective and
                                                  Policies

    12(e)      Risks of Investing                 Not Applicable

    13(a)             *                           Management of the Funds

    13(b)             *                           Management of the Funds

    13(c)             *                           Management of the Funds

    13(d)             *                           Management of the Funds

    13(e)             *                           Not Applicable

    14(a)             *                           Not Applicable

    14(b)             *                           Shareholder Reports -
                                                  Principal Holders

    14(c)             *                           Management of the Funds

    15(a)      Guinness Flight Management         The Investment Adviser and
                                                  Advisory Agreements

    (b)               *                           Not Applicable

    (c)        Guinness Flight Management         The Investment Adviser and
                                                  Advisory Agreements

    (d)               *                           The Administrator;
                                                  Administration Agreement,



                                       -3-




Item Number
Form N-1A,                                        Statement of Additional
  Part B       Prospectus Caption                 Information Caption
  ------       ------------------                 -------------------

                                                  Distribution Agreement and
                                                  Distribution Plan

  (e)                 *                           Not Applicable

  (f)                 *                           Not Applicable

  (g)                 *                           Administration Agreement,
                                                  Distribution Agreement and
                                                  Distribution Plan


  (h)                 *                           Not Applicable

16(a)                 *                           Portfolio Transactions

  (b)                 *                           Portfolio Transactions

  (c)                 *                           Portfolio Transactions

  (d)                 *                           Not Applicable

  (e)                 *                           Not Applicable


17(a)                 *                           Description of the Funds

  (b)                 *                           Not Applicable

18(a)          How to Purchase, Exchange          Additional Purchase and
               and Sell Shares                    Redemption Information

  (b)                 *                           Not Applicable

  (c)          Finances - Net Asset Value         Computation of Net Asset
                                                  Value

  (d)                 *                           Additional Purchase and
                                                  Redemption Information

19(a)                 *                           Tax Matters

  (b)                 *                           Tax Matters


20(a)                 *                           Not Applicable

  (b)                 *                           Not Applicable

  (c)                 *                           Not Applicable

21(a)                 *                           Not Applicable



                                       -4-




  (b)                  *                               Performance Information

22(a)                  *                               Financial Statements


  (b)                  *                               Financial Statements

  (c)                  *                               Financial Statements



Part C
------

        Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS APRIL 30, 1999



                             GUINNESS FLIGHT
                             INVESTMENT FUNDS

                             ASIA BLUE CHIP FUND

                             ASIA SMALL CAP FUND

                             CHINA & HONG KONG FUND

                             MAINLAND CHINA FUND

                             NEW EUROPE FUND

                             WIRED(R) INDEX FUND

                             GLOBAL GOVERNMENT BOND FUND

                                     [LOGO]

                                TABLE OF CONTENTS

         ASIA BLUE CHIP FUND                                          2
         ASIA SMALL CAP FUND                                          8
         CHINA & HONG KONG FUND                                      14
         MAINLAND CHINA FUND                                         19
         NEW EUROPE FUND                                             24
         WIRED(R)INDEX FUND                                          29
         GLOBAL GOVERNMENT BOND FUND                                 34
         RISKS OF INVESTING                                          40
         FUND MANAGEMENT                                             48
         ACCOUNT SERVICES                                            52
         FINANCIAL HIGHLIGHTS                                        63

                           GUINNESS FLIGHT PROSPECTUS
                                 APRIL 30, 1999

         ASIA BLUE CHIP FUND
         ASIA SMALL CAP FUND
         CHINA & HONG KONG FUND
         MAINLAND CHINA FUND
         NEW EUROPE FUND
         WIRED(R) INDEX FUND
         GLOBAL GOVERNMENT BOND FUND

This Prospectus covers seven different Funds that comprise the Guinness Flight Investment Funds. You will find specific information in this Prospectus about each of the Funds plus general information on the Funds. You may find additional information in the Funds' Statement of Additional Information, which is incorporated by reference into this Prospectus.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY OF THE ABOVE LISTED FUNDS. THE SECURITIES AND EXCHANGE COMMISSION ALSO HAS NOT DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY PERSON WHO TELLS YOU THAT THE SECURITIES AND EXCHANGE COMMISSION HAS MADE SUCH AN APPROVAL OR DETERMINATION IS COMMITTING A CRIME.

                               ASIA BLUE CHIP FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The Asia Blue Chip Fund's investment objective is long-term capital appreciation primarily through investments in equity securities of established and sizable companies that are located in Asia.

INVESTMENT STRATEGIES
The Asia Blue Chip Fund intends to invest at least 65% of its total assets in securities issued by "blue chip" companies that are traded on the Asian markets.

Under normal market conditions, the Asia Blue Chip Fund will invest in at least four different countries. These countries include, but are not limited to:

    -   Mainland China, Hong Kong, Taiwan and South Korea in Northeast Asia;

    - Singapore, Thailand, Malaysia, Indonesia, Vietnam and the Philippines in Southeast Asia; and

    -   India, Pakistan, Bangladesh and Sri Lanka in South Asia.

The Asia Blue Chip Fund's decision to invest in a particular company is based upon whether the company has:

    - a significant market position in the sector or industry in which it operates;

[SIDENOTE:]
A BLUE CHIP COMPANY FOR PURPOSES OF THIS FUND IS A COMPANY THAT HAS:

    -   A MARKET VALUE OF AT LEAST U.S. $1 BILLION;

    -   A REPUTATION FOR QUALITY AND WIDE ACCEPTANCE OF ITS PRODUCTS; AND

    -   A HISTORY OF CONSISTENT PROFITABILITY OVER TIME.

    -   a sound financial structure and well-respected management;

    - a strategic plan and progressive products supported by adequate research, development and marketing; and

    - intrinsic value demonstrated by, among other indicators, a price/earnings or price/cash flow ratio that is less than the market average, and a dividend yield that is higher than the market as a whole.

The Asia Blue Chip Fund will invest primarily in the following types of securities:

    -   common and preferred stock; and

    -   convertible preferred stocks

When current market, economic, political or other conditions are unsuitable for the Asia Blue Chip Fund's investment objective, the Asia Blue Chip Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. However, the Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

PRINCIPAL RISKS

[GRAPHIC] The Asia Blue Chip Fund is subject to the risks common to all mutual funds that invest in equity securities and foreign securities. Investing in this Fund may be more risky than investing in a Fund that invests in U.S. "blue chip" companies. You may lose money by investing in this Fund if any of the following occur:

    -   the Asian stock markets go down;

[SIDENOTE:]
THE ASIA BLUE CHIP FUND'S  DECISION TO INVEST IN A  PARTICULAR  COUNTRY IS BASED
UPON:

    -   THE SIZE AND LIQUIDITY OF THE COUNTRY'S STOCK MARKET;

    - THE RELIABILITY OF THE LEGAL, ACCOUNTING, AND REGULATORY REGIMES OF THE COUNTRY; AND

    -   CURRENCY RESTRICTIONS OF THE COUNTRY.

    -   Asian blue chip stocks fall out of favor with investors;

    - a stock or stocks selected by the investment advisor for the Fund's portfolio do not perform well;

    -   the value of Asian currencies declines relative to the U.S. dollar;

    -   a foreign government expropriates the Fund's assets; or

    - political, social or economic instability in Asia causes the value of the Fund's investments to decline.

See "Risks of Investing" on page 40 for a more detailed discussion of the risks associated with investing in this Fund.


ANNUAL RETURNS AND PERFORMANCE TABLE

The Annual Returns bar chart demonstrates the risks of investing in the Asia

Blue Chip Fund by showing changes in the Fund's performance from December 31, 1996 through December 31, 1998. The annual returns of the Asia Blue Chip Fund in 1997 and 1998 were -37.68% and -11.78%, respectively. The performance table also demonstrates these risks by showing how the Fund's average annual returns compare with those of the MSCI Asia Free ex-Japan Index (a broad measure of market performance for the region in which the Fund invests). Past performance is not an indication of future performance.

[SIDENOTE:]
                                    [CHART]

ANNUAL RETURNS
                                 1997  -37.68%
                                 1998  -11.78%

                               ASIA BLUE CHIP FUND

During the period shown in the bar chart, the best performance for a quarter was 22.49% (for the quarter ended 12/31/98). The worst performance was -26.75% (for the quarter ended 6/30/98).


--------------------------------------------------------
 Average Annual Returns                  Since Inception
 as of 12/31/98             Past Year       4/29/96
--------------------------------------------------------
  Asia Blue Chip Fund       -11.78%            -18.91%
--------------------------------------------------------
  MSCI Asia Free
  Ex-Japan Index            -10.28%            -22.74%
--------------------------------------------------------

FEES AND EXPENSES
[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Blue Chip Fund:


-------------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)
-------------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%

                                      -6-




-------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
-------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
-------------------------------------------------------------------------------
   30-Day Redemption/Exchange Fee:                                       1%*
-------------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
-------------------------------------------------------------------------------

    * You will be charged a 1% fee if you redeem or exchange shares of this Fund within 30 days of purchase.


-------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
   Advisory Fee:                                                         1.00%
-------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
-------------------------------------------------------------------------------
   Other Expenses*:                                                      2.85%
-------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses*:                                                  3.85%
-------------------------------------------------------------------------------
   Expenses Reimbursed to Fund*:                                         1.87%
-------------------------------------------------------------------------------
   Net Annual Fund Operating Expenses
   (expenses actually incurred by the Fund)*:                            1.98%
-------------------------------------------------------------------------------

    * Investec Guinness Flight is contractually obligated to cap the Fund's Total Annual Fund Operating Expenses at 1.98% through June 30, 2000.

Example:
This example is intended to help you compare the cost of investing in the Asia Blue Chip Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem your shares at the end of those periods;

    -   your investment has a 5% return each year; and

    -   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


       1 Year**            3 Years**            5 Years**          10 Years**
          $201              $1,175               $1,981              $4,079

    ** Your costs of investing in the Fund for 1 year reflect the amount you would pay after we reimburse the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if we did not reimburse the Fund for some or all of the Other Expenses. If we continue to cap the Fund's expenses for 3, 5 or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. We are currently under no obligation to cap expenses for any period beyond June 30, 2000.

                               ASIA SMALL CAP FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The Asia Small Cap Fund's investment objective is long-term capital appreciation primarily through investments in equity securities of smaller capitalization issuers that are located in Asia.


INVESTMENT STRATEGIES
The Asia Small Cap Fund intends to invest at least 65% of its total assets in securities issued by "small cap" companies that are traded on the Asian markets. A small cap company for purposes of this Fund is a company that has a market value of less than U.S. $1 billion.

Under normal market conditions, the Asia Small Cap Fund will invest in at least four different countries. These countries include, but are not limited to:

    -   Mainland China, Hong Kong, Taiwan and South Korea in Northeast Asia;

    - Singapore, Thailand, Malaysia, Indonesia, Vietnam and the Philippines in Southeast Asia; and

    -   India, Pakistan, Bangladesh and Sri Lanka in South Asia.

[SIDENOTE:]
THE ASIA SMALL CAP FUND'S  DECISION TO INVEST IN A  PARTICULAR  COUNTRY IS BASED
UPON:

    -   THE SIZE AND LIQUIDITY OF THE COUNTRY'S STOCK MARKET;

    - THE RELIABILITY OF THE LEGAL, ACCOUNTING, AND REGULATORY REGIMES OF THE COUNTRY; AND

    -   CURRENCY RESTRICTIONS OF THE COUNTRY.

The Asia Small Cap Fund's decision to invest in a particular company is based upon:

    - internal proprietary company financial data/estimates developed from information gathered through company visits and interviews with senior executives;

    -   the outlook for the particular company's sector of the economy;

    - the company's potential to generate high returns on capital in the next three years demonstrated by, among other factors, a growing market for the company's products.

    - the company's intrinsic value demonstrated by, among other indicators, a price/earnings or price/cash flow ratio that is less than the market average, and a dividend yield that is higher than the market as a whole.

When current market, economic, political or other conditions are unsuitable for the Asia Small Cap Fund's investment objective, the Asia Small Cap Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. However, the Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

PRINCIPAL RISKS

[GRAPHIC] The Asia Small Cap Fund is subject to the risks common to all mutual funds that invest in equity securities, foreign companies and smaller capitalization securities. You may lose money by investing in this Fund if any of the following occur:

    -   the Asian stock markets go down;

[SIDENOTE:]
THE ASIA SMALL CAP FUND INVESTS PRIMARILY IN THE FOLLOWING TYPES OF SECURITIES:

    -   COMMON AND PREFERRED STOCK; AND

    -   CONVERTIBLE PREFERRED STOCKS.

    -   Asian small cap stocks fall out of favor with investors;

    - small cap stocks are more difficult to sell during a down market due to lower liquidity;

    -   a stock or stocks in the Fund's portfolio do not perform well;

    -   the value of Asian currencies declines relative to the U.S. dollar;

    -   a foreign government expropriates the Fund's assets; or

    - political, social or economic instability in Asia causes the value of the Fund's investments to decline.

See "Risks of Investing" on page 40 for a more detailed discussion of the risks associated with investing in this Fund.


ANNUAL RETURNS AND PERFORMANCE TABLE
The Annual Returns bar chart demonstrates the risks of investing in the Asia Small Cap Fund by showing changes in the Fund's performance from December 31, 1996 through December 31, 1998. The annual returns of the Asia Small Cap Fund in 1997 and 1998 were -30.77% and -30.83%, respectively. The following table also demonstrates these risks by showing how the Fund's average annual returns compare with those of the HSBC James Capel Southeast Asia Smaller Companies Index (a broad measure of market performance for the region in which the Fund invests). Past performance is not an indication of future performance.

During the period shown in the bar chart, the best performance for a quarter was 19.54% (for the quarter ended 12/31/98). The worst performance was -37.39% (for the quarter ended 12/31/97).

[SIDENOTE:]

                                    [CHART]

ANNUAL RETURNS
                          1997                -30.77%
                          1998                -30.83%

                               ASIA SMALL CAP FUND


--------------------------------------------------------
 Average Annual Returns                  Since Inception
 as of 12/31/98             One Year        4/29/96
--------------------------------------------------------
  Asia Small Cap Fund       -30.83%            -20.50%
--------------------------------------------------------
  HSBC James Capel
  Southeast Asia Smaller
  Companies Index           -14.40%            -30.21%
--------------------------------------------------------

FEES AND EXPENSES

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Small Cap Fund:


                                            -8-





----------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)
----------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%
----------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
----------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
----------------------------------------------------------------------------
   30-Day Redemption/Exchange Fee:                                       1%*
----------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
----------------------------------------------------------------------------

    * You will be charged a 1% fee if you redeem or exchange shares of this Fund within 30 days of purchase.


------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------
   Advisory Fee:                                                         1.00%
------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
------------------------------------------------------------------------------
   Other Expenses*:                                                      1.31%
------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses*:                                                  2.31%
------------------------------------------------------------------------------
   Expenses Reimbursed to Fund*:                                         0.33%
------------------------------------------------------------------------------
   Net Actual Fund Operating Expenses
   (expenses actually incurred by the Fund)*:                            1.98%
------------------------------------------------------------------------------

    * Investec Guinness Flight is contractually obligated to cap the Fund's Total Annual Operating Expenses at 1.98% through June 30, 2000.

Example:
This example is intended to help you compare the cost of investing in the Asia Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem your shares at the end of those periods;

    -   your investment has a 5% return each year; and

    -   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


       1 Year**            3 Years**            5 Years**          10 Years**
         $201                $721                $1,235              $2,646

    ** Your costs of investing in the Fund for 1 year reflect the amount you would pay after we reimburse the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if we did not reimburse the Fund for some or all of the Other Expenses. If we continue to cap the Fund's expenses for 3, 5 or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. We are currently under no obligation to cap expenses for any period beyond June 30, 2000.

                             CHINA & HONG KONG FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The China & Hong Kong Fund's investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.


INVESTMENT STRATEGIES

The China & Hong Kong Fund intends to invest at least 85% of its total assets in the following types of equity securities:

    - equity securities of companies that are primarily traded on the China or Hong Kong exchanges; or

    - equity securities of companies that derive a substantial portion of their revenues from business activities in China and/or Hong Kong, but which are listed and traded elsewhere.

The Fund normally invests at least 65% of its assets in companies listed on the Hang Seng Index(1), with the actual weightings of the Hang Seng Index companies held in the Fund's portfolio normally higher than that.

When current market, economic, political or other conditions are unsuitable for the China & Hong

[SIDENOTE:]
THE CHINA & HONG KONG FUND'S DECISION TO INVEST IN A PARTICULAR COMPANY IS BASED
UPON:

    -   THE WEIGHTING OF THE COMPANY AND SECTOR IN THE HANG SENG INDEX;

    - INTERNAL PROPRIETARY COMPANY MODELS DEVELOPED FROM INFORMATION GATHERED THROUGH COMPANY VISITS AND INTERVIEWS WITH SENIOR EXECUTIVES; AND

    - THE ABILITY OF THE COMPANY TO GENERATE REGULAR CASH FLOWS AND PROVIDE A SUSTAINED OR GROWING RETURN ON CAPITAL.


(1) The Hang Seng Index is a barometer of the Hong Kong Stock Market. The Index comprises 33 constituent stocks, whose aggregate market cap accounts for about 70% of the total market capitalization of the Stock Exchange of Hong Kong Limited.

Kong Fund's investment objective, the China & Hong Kong Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. However, the Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

PRINCIPAL RISKS

[GRAPHIC] The China & Hong Kong Fund is subject to the risks common to all mutual funds that invest in equity securities and foreign securities. You may lose money by investing in this Fund if any of the following occur:

    -   the Hong Kong and/or China stock markets go down;

    -   China and/or Hong Kong stocks fall out of favor with investors;

    -   a stock or stocks in the Fund's portfolio do not perform well;

    -   the value of Chinese currencies declines relative to the U.S. dollar;

    -   the Chinese government expropriates the Fund's assets; or

    - political, social or economic instability in China causes the value of the Fund's investments to decline.

See "Risks of Investing" on page 40 for a more detailed discussion of the risks associated with investing in this Fund.


[SIDENOTE:]
THE  CHINA  & HONG  KONG  FUND  INVESTS  PRIMARILY  IN THE  FOLLOWING  TYPES  OF
SECURITIES:

    -   COMMON AND PREFERRED STOCK; AND

    -   CONVERTIBLE PREFERRED STOCKS.

ANNUAL RETURNS AND PERFORMANCE TABLE
The Annual Returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing changes in the Fund's performance from December 31, 1994 through December 31, 1998. The annual returns of China and Hong Kong Fund in 1995, 1996, 1997 and 1998 were 20.45%, 34.38%, -20.34% and -15.27%, respectively. The following table also demonstrates these risks by showing how the Fund's average annual returns compare with those of the Hang Seng Index (a broad measure of market performance for the region in which the Fund invests). Past performance is not an indication of future performance.

During the period shown in the bar chart, the best performance for a quarter was 26.15% (for the quarter ended 12/31/98). The worst performance was -28.32% (for the quarter ended 12/31/97).


--------------------------------------------------------------------------------
-------------------------------------------
 Average Annual Returns                  Since Inception
 as of 12/31/98             One Year        6/30/94
--------------------------------------------------------------------------------
-------------------------------------------
   China & Hong Kong Fund  -15.27%             0.18%
--------------------------------------------------------------------------------
-------------------------------------------
   Hang Seng Index          -6.43%             3.06%
--------------------------------------------------------------------------------
-------------------------------------------

[SIDENOTE:]
                                    [CHART]

ANNUAL RETURNS
                    1995               20.45%
                    1996               34.38%
                    1997              -20.34%
                    1998              -15.27%

                             CHINA & HONG KONG FUND

FEES AND EXPENSES

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the China & Hong Kong Fund:


----------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)

                                            -12-




----------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%
----------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
----------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
----------------------------------------------------------------------------
   30-Day Redemption/Exchange Fee:                                       2%*
----------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
----------------------------------------------------------------------------

    * You will be charged a 2% fee if you redeem or exchange shares of this Fund within 30 days of purchase.


------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------
   Advisory Fee:                                                         1.00%
------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
------------------------------------------------------------------------------
   Other Expenses:                                                       0.89%
------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses:                                                   1.89%
------------------------------------------------------------------------------

Example:
This example is intended to help you compare the cost of investing in the China & Hong Kong Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem your shares at the end of those periods;

    -   your investment has a 5% return each year; and

    -   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


        1 Year              3 Years              5 Years            10 Years
         $192                $594                $1,021              $2,212

                               MAINLAND CHINA FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The Mainland China Fund's investment objective is long-term capital appreciation primarily through investments in equity securities of companies which are located in Mainland China ("Chinese companies") and companies located outside Mainland China that have a majority of their assets in China or that derive a majority of their revenues from activities in China.


INVESTMENT STRATEGIES
The Mainland China Fund intends to invest at least 65% of its total assets in the following types of equity securities:

    - "B" SHARES - shares issued by Chinese companies that are listed on the Shanghai Stock Exchange or the Shenzhen Stock Exchange;

    - "H" SHARES - shares issued by Chinese companies that are listed on the Hong Kong Stock Exchange;

    - "N" SHARES - shares issued by Chinese companies that are listed on the New York Stock Exchange;

    - "RED CHIPS" - shares issued by Hong Kong companies that are controlled by Chinese corporations and listed on the Hong Kong Stock Exchange; and


[SIDENOTE:]
THE MAINLAND  CHINA FUND'S  DECISION TO INVEST IN A PARTICULAR  COMPANY IS BASED
UPON:

    - THE QUALITY OF THE COMPANY'S MANAGEMENT AS DETERMINED BY VISITS TO THE COMPANY AND MEETINGS WITH MANAGEMENT;

    - THE ABILITY OF THE COMPANY TO MAXIMIZE SHAREHOLDER RETURN UNDER THE PREVAILING BUSINESS ENVIRONMENT;

    -   THE OUTLOOK FOR THE PARTICULAR COMPANY'S SECTOR OF THE ECONOMY; AND

    - INTERNAL PROPRIETARY COMPANY FINANCIAL DATA/ESTIMATES DEVELOPED FROM INFORMATION GATHERED THROUGH COMPANY VISITS AND INTERVIEWS WITH SENIOR EXECUTIVES.

    - "CHINA PLAYS" - shares issued by non-Chinese companies that have the majority of their assets in China or that derive a majority of their revenues from activities in China.

When current market, economic, political or other conditions are unsuitable for the Mainland China Fund's investment objective, the Mainland China Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. However, the Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

PRINCIPAL RISKS

[GRAPHIC] The Mainland China Fund is subject to the risks common to all mutual funds that invest in equity securities and foreign securities. You may lose money by investing in this Fund if any of the following occur:

    -   the China and/or Hong Kong stock markets go down;

    -   China and/or Hong Kong stocks fall out of favor with investors;

    -   a stock or stocks in the Fund's portfolio do not perform well;

    -   the value of Chinese currencies declines relative to the U.S. dollar;

    -   the Chinese government expropriates the Fund's assets; or

    - political, social or economic instability in China causes the value of the Fund's investments to decline.


[SIDENOTE:]
THE MAINLAND CHINA FUND INVESTS PRIMARILY IN THE FOLLOWING TYPES OF SECURITIES:

    -   COMMON AND PREFERRED STOCK; AND

    -   CONVERTIBLE PREFERRED STOCKS.

See "Risks of Investing" on page 40 for a more detailed discussion of the risks associated with investing in this Fund.


FUND ASSET CAP
Because the stock of Mainland Chinese companies is less liquid (it trades less often) than that of other more developed markets, Investec Guinness Flight will close the Mainland China Fund to new shareholders when the Fund has $50 million in net assets. Existing shareholders will be able to add to their Mainland China Fund account after it closes. The Fund may reopen at a later date to new shareholders when Investec Guinness Flight believes that the Mainland Chinese markets are more liquid and developed.


ANNUAL RETURNS AND PERFORMANCE TABLE
The Annual Returns bar chart demonstrates the risks of investing in the Mainland China Fund by showing changes in the Fund's performance from December 31, 1997 through December 31, 1998. The annual return of the Mainland China Fund in 1998 was -24.96%. The following table also demonstrates these risks by showing how the Fund's average annual return compares with that of the MSCI China Free Index (a broad measure of market performance for the region in which the Fund invests). Past performance is not an indication of future performance.

During the period shown in the bar chart, the best performance for a quarter was 8.65% (for the quarter ended 3/31/98). The worst performance was -29.59% (for the quarter ended 6/30/98).


------------------------------------------------------
 Average Annual Returns                     Inception
 as of 12/31/98             Past Year       11/03/97
------------------------------------------------------
   Mainland China Fund     -24.96%             -25.67%
------------------------------------------------------
   MSCI China Free Index   -43.83%             -50.14%
------------------------------------------------------


[SIDENOTE:]

                                    [CHART]

ANNUAL RETURN
                                 1998   -24.96%

                               MAINLAND CHINA FUND


FEES AND EXPENSES

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the Mainland China Fund:


---------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)
---------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%
---------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
---------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
---------------------------------------------------------------------------
   60-Day Redemption/Exchange Fee:                                       2%



                                      -16-




---------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
---------------------------------------------------------------------------

    * You will be charged a 2% fee if you redeem or exchange shares of this Fund within 60 days of purchase.


-------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------
   Advisory Fee:                                                         1.00%
------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
------------------------------------------------------------------------------
   Other Expenses*:                                                      2.13%
------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses*:                                                  3.13%
------------------------------------------------------------------------------
   Expenses Reimbursed to Fund*:                                         1.15%
------------------------------------------------------------------------------
   Net Annual Fund Operating Expenses
   (expenses actually incurred by the Fund)*:                            1.98%
------------------------------------------------------------------------------

    * Investec Guinness Flight is contractually obligated to cap the Fund's Total Annual Fund Operating Expenses at 1.98% through June 30, 2000.

Example:
This example is intended to help you compare the cost of investing in the Mainland China Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem those shares at the end of those periods;

    -   your investment has a 5% return each year; and

    -   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


       1 Year**            3 Years**            5 Years**          10 Years**
         $201                $966                $1,640              $3,439

                                            -17-





    ** Your costs of investing in the Fund for 1 year reflect the amount you would pay after we reimburse the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if we did not reimburse the Fund for some or all of the Other Expenses. If we continue to cap the Fund's expenses for 3, 5 or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. We are currently under no obligation to cap expenses for any period beyond June 30, 2000.

                                 NEW EUROPE FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The New Europe Fund's investment objective is long-term capital appreciation through investments in the securities of companies that are based in Europe or companies that are located outside Europe that have a majority of their assets in Europe or that derive a majority of their revenues from activities in Europe.


INVESTMENT STRATEGIES
The New Europe Fund intends to invest at least 65% of its total assets in securities issued by companies that are located in Europe or that conduct the majority of their business activities in Europe.

Under normal market conditions, the New Europe Fund invests in at least four different countries. These countries include:

    - the member nations of the European Union (EU) (currently Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, Spain, Sweden and the United Kingdom);

    -   Switzerland and Norway; and

    -   the Czech Republic, Poland, Hungary and other Eastern European nations.


[SIDENOTE:]
THE NEW EUROPE FUND ALLOCATES ITS ASSETS AMONG THE FOLLOWING TYPES OF COMPANIES:

    -   EUROPEAN MONETARY UNION BENEFICIARIES; AND

    -   PRIVATIZATION COMPANIES;

    -   SMALLER COMPANIES WITH A MARKET VALUE OF LESS THAN $1 BILLION;

    - EASTERN EUROPEAN COMPANIES PRIMARILY LOCATED IN POLAND, HUNGARY, AND THE CZECH REPUBLIC.

The New Europe Fund's decision to invest in a particular company is based upon:

    -   the outlook for the particular company's sector of the economy;

    - the company's potential to generate high returns on capital demonstrated by, among other factors, a growing market for the company's products and an ability to control costs; and

    - the company's intrinsic value demonstrated by, among other indicators, the market value of the company relative to its earnings, cash flows, dividends and assets compared with other investment opportunities elsewhere in the market.

When current market, economic, political or other conditions are unsuitable for the New Europe Fund's investment objective, the New Europe Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. However, the Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

PRINCIPAL RISKS

[GRAPHIC] The New Europe Fund is subject to the risks common to all mutual funds that invest in equity securities, foreign securities and smaller capitalization securities. You may lose money by investing in this Fund if any of the following occur:

    -   the European stock markets go down;

    -   European stocks fall out of favor with investors;


[SIDENOTE:]
THE NEW EUROPE FUND INVESTS PRIMARILY IN THE FOLLOWING TYPES OF SECURITIES:

    -   COMMON AND PREFERRED STOCK; AND

    -   CONVERTIBLE PREFERRED STOCKS.

    -   a stock or stocks in the Fund's portfolio do not perform well;

    -   the new European currency, the Euro, fails as a common currency;

    - the profit margins of companies in which the Fund invests decrease due to the competitive impact of the Euro, failure to modify information technology systems to accommodate the Euro, or increased currency exchange costs; or

    - the Fund's service providers fail to make appropriate computer systems modifications to accommodate the Euro.

See "Risks of Investing" on page 40 for a more detailed discussion of the risks associated with investing in this Fund.

FEES AND EXPENSES
[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the New Europe Fund:


------------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)
------------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%
------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
------------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
------------------------------------------------------------------------------


------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------
   Advisory Fee:                                                         1.00%
------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
------------------------------------------------------------------------------
   Other Expenses*:                                                      9.48%
------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses*:                                                 10.48%
------------------------------------------------------------------------------
   Expenses Reimbursed to Fund*:                                         8.50%
------------------------------------------------------------------------------
   Net Annual Operating Expenses
   (expenses actually incurred by the Fund)*:                            1.98%
------------------------------------------------------------------------------

    * Investec Guinness Flight is contractually obligated to cap the Fund's Total Annual Fund Operating Expenses at 1.98% through June 30, 2000.

Example:
This example is intended to help you compare the cost of investing in the New

Europe Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem your shares at the end of those periods;

    -   your investment has a 5% return each year; and

    - the Fund's operating expenses remain the same. Your actual costs may be higher or lower than this example.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


        1 Year**           3 Years**            5 Years**          10 Years**
         $201               $2,893               $4,568               $8,014

    ** Your costs of investing in the Fund for 1 year reflect the amount you would pay after we reimburse the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if we did not reimburse the Fund for some or all of the Other Expenses. If we continue to cap the Fund's expenses for 3, 5 or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. We are currently under no obligation to cap expenses for any period beyond June 30, 2000.

                     WIRED(R) INDEX FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The Wired Index(2) Fund's investment objective is long-term capital appreciation primarily through investments in equity securities of companies that comprise the Wired Index.


INVESTMENT STRATEGIES
The Wired Index Fund invests at least 85% of its total assets in the securities that comprise the Wired Index. As an index fund, the Wired Index Fund attempts to replicate the performance of the Wired Index. In managing the Fund, we generally follow a policy of "full replication", meaning the Fund generally invests in all 40 component issues that comprise the Wired Index in the proportion they are represented within the Index. From time to time, we may also use a method known as "index sampling", an investment technique that seeks to replicate the performance of the Index by investing in a subset of the 40 component stocks. The Wired Index is currently comprised of the following companies:

Acxiom Corp.                America Online
Affymetrix Inc.             AMR Corp.
American International      Applied Materials Inc.
   Group                    Cable & Wireless
Charles Schwab & Co.        Cisco Systems
DaimlerChrysler             Dell Computer Corp.
EMC Corp.                   Enron Corp.
FDX Corp.                   First Data Corp.


[SIDENOTE:]
THE WIRED INDEX WAS CREATED BY WIRED MAGAZINE TO ". . .TRACK THE GROWTH OF THE COMPANIES THAT ARE BUILDING THE NEW ECONOMY - NOT JUST HIGH TECH COMPANIES, BUT A BROAD RANGE OF ENTERPRISES THAT ARE USING TECHNOLOGY, NETWORKS, AND INFORMATION TO RESHAPE THE WORLD."

Globalstar                  Incyte Pharmaceuticals
   Telecommunication        Intel Corp.
Lucent Technologies         Marriott International
MCI WorldCom                Microsoft Corp.
Monsanto Co.                News Corporation
Nokia Corp.                 Nucor Corp.
Parametric Technology       PeopleSoft
Qwest Communications        Reuters Group
Schlumberger Ltd            SmithKline Beecham
Sony Corp.                  State Street Corp.
Sun Microsystems            Thermo Electron Corp.
Wal-Mart Stores Inc.        Walt Disney Co.
Wind River Systems          Yahoo! Inc.

Although technology and telecommunication companies make up approximately 50% of the Index, the Index represents a wide range of industries including the financial, retail, consumer and energy industries.

The Wired Index is weighted by market capitalization with a ceiling of $10 billion per company. If the Wired Index changes in any way, the Fund will adjust its investments accordingly to mirror the Index.

PRINCIPAL RISKS

[GRAPHIC] The Wired Index Fund is subject to the risks common to all mutual funds that invest in equity securities and the securities that make up the Wired Index. You may lose money if any of the following occur:

    -   the Wired Index goes down;

    -   technology or telecommunication stocks fall out of favor with investors;

    - the Wired Index is more adversely affected by a market downturn than a larger, more broad-based index due to its concentration and focus on a specific sector; or


[SIDENOTE:]
THE WIRED INDEX CONSISTS OF COMPANIES THAT PLAY A ROLE IN THE "NEW ECONOMY." THE NEW ECONOMY IS BASED ON:

    -   TECHNOLOGY

    -   NETWORKS

    -   COMMUNICATION

    -   INFORMATION

    -   GLOBALISM

    -   INNOVATION

    -   STRATEGIC VISION

    - technology companies in the Wired Index lose money due to intense pricing pressure or high capital investment costs.

See "Risks of Investing" on page 40 for a more detailed discussion of the risks associated with investing in this Fund.

(2) "WIRED INDEX" is a service mark, and "Wired," a registered trademark of Advance Magazine Publishers Inc. ("Advance"), used with permission of Advance. Wired Magazine and Advance make no representation or warranty, express or implied, to Investec Guinness Flight or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Wired Index to track any aspect of market performance. Wired Magazine will continue to determine the composition of the Index without regard to Investec Guinness Flight or the Fund, and Wired Magazine has no obligation to take the needs of Investec Guinness Flight or investors in the Fund into consideration in determining or composing the Index.

ADVANCE DOES NOT GUARANTEE THE QUALITY, ACCURACY, CURRENCY, AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. ADVANCE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY INVESTEC GUINNESS FLIGHT, INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WIRED INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE FUND OR FOR ANY OTHER USE. ADVANCE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WIRED INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ADVANCE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


[SIDENOTE:]
THE WIRED INDEX, AND THEREFORE THE FUND, IS REBALANCED ANNUALLY AS TO MARKET CAP WEIGHTING. THIS PROCESS IS DONE AS OF THE CLOSE OF BUSINESS FOR THE CALENDAR YEAR AND PREVENTS ANY WEIGHTING FROM DOMINATING THE PORTFOLIO OVER TIME. THE REBALANCING IS DONE WITH A MARKET CAP CEILING OF $10 BILLION.

FEES AND EXPENSES

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the Wired Index Fund:


-------------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)
-------------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%
-------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
-------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
-------------------------------------------------------------------------------
   30-Day Redemption/Exchange Fee:                                       1%*
-------------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
-------------------------------------------------------------------------------

    * You will be charged a 1% fee if you redeem or exchange shares of this Fund within 30 days of purchase.


-------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
   Advisory Fee**:                                                       0.90%
-------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
-------------------------------------------------------------------------------
   Other Expenses*:                                                      1.07%
-------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses*:                                                  1.97%
-------------------------------------------------------------------------------
   Expenses Reimbursed to Fund*:                                         0.62%
-------------------------------------------------------------------------------
   Net Annual Fund Operating Expenses
   (expenses actually incurred by the Fund)*:                            1.35%
-------------------------------------------------------------------------------

    * Investec Guinness Flight is contractually obligated to cap the Fund's Total Annual Fund Operating Expenses at 1.35% through June 30, 2000.

    ** Pursuant to an Investment Advisory Agreement, the Fund will pay an advisory fee of 0.90% on the first $100 million in assets, 0.75% on the next $100 to $500 million, and 0.60% on assets over $500 million.

Example:
This example is intended to help you compare the cost of investing in the Wired Index Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem your shares at the end of those periods;

    -   your investment has a 5% return each year; and

    -   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


        1 Year              3 Years              5 Years            10 Years
         $137                $618                $1,062              $2,296

    ** Your costs of investing in the Fund for 1 year reflect the amount you would pay after we reimburse the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if we did not reimburse the Fund for some or all of the Other Expenses. If we continue to cap the Fund's expenses for 3, 5 or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. We are currently under no obligation to cap expenses for any period beyond June 30, 2000.

                           GLOBAL GOVERNMENT BOND FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The Global Government Bond Fund's investment objective is current income and capital appreciation. The Fund will invest in debt instruments issued by governments throughout the world.


INVESTMENT STRATEGIES
The Global Government Bond Fund utilizes a global investment strategy, which means that it allocates its investments among government fixed income securities denominated in the U.S. Dollar and the currencies of a number of foreign countries.

Under normal market conditions, the Global Government Bond Fund will invest at least 65% of its total assets in fixed income securities issued by the governments of at least three different countries. These countries include, but are not limited to:

    -   the United States and the industrialized Western European countries; and

    -   Canada, Japan, Australia and New Zealand.

The Global Government Bond Fund may invest in the entire range of maturities and may adjust the average maturity of the investments held in its portfolio from time to time, depending upon the assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates.


[SIDENOTE:]
THE FUND MAY INVEST UP TO 15% OF ITS ASSETS IN GOVERNMENT FIXED INCOME SECURITIES ISSUED BY EMERGING MARKET COUNTRIES. AN EMERGING MARKET COUNTRY IS ANY COUNTRY THAT THE WORLD BANK HAS DETERMINED TO HAVE A LOW OR MIDDLE INCOME ECONOMY.

In order to manage currency risk, the Global Government Bond Fund uses an investment technique known as "Currency Overlay". Currency Overlay allows the Fund to reconstruct the currency portion of its portfolio using forwards, options and futures contracts. The use of this technique allows the fund manager to invest in the bond markets that it believes offer the best opportunities for total return regardless of the prospects for the currencies involved with those bonds.

The Global Government Bond Fund's decision to invest in a particular currency is based upon:

    - fundamental economic and financial data such as relative GNP growth, the Balance of Payments position, inflation and interest rates; and

    -   short-term factors such as political events and market sentiment.

When current market, economic, political or other conditions are unsuitable for the Global Government Bond Fund's investment objective, the Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. However, the Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

PRINCIPAL RISKS

[GRAPHIC] The Global Government Bond Fund is subject to the risks common to all mutual funds that invest in debt securities and foreign securities. You may lose money by investing in this Fund if any of the following occur:

    -   interest rates rise;


[SIDENOTE:]
THE GLOBAL GOVERNMENT BOND FUND'S DECISION TO INVEST IN A PARTICULAR GOVERNMENT FIXED INCOME SECURITY IS BASED UPON:

    -   THE COUNTRY'S FUNDAMENTAL ECONOMIC STRENGTH;

    -   THE CREDIT RATING OF THE ISSUER;

    -   INTEREST RATE TRENDS;

    -   FOREIGN YIELD CURVES;

    -   POLITICAL FACTORS;

    -   THE GOVERNMENT'S REGULATION OF THE INDUSTRY; AND

    -   THE COUNTRY'S FISCAL AND MONETARY POLICY.

    -  a government is unable to pay its debt;

    -  the rate of inflation increases;

    -  the Fund must reinvest interest or sale proceeds at a lower rate;

    -  foreign currencies decline in value relative to the U.S. Dollar; or

    -  we incorrectly predict certain economic trends.

See "Risks of Investing" on page 40 for a more complete discussion of these and other risks associated with investing in the Fund.

ANNUAL RETURNS AND PERFORMANCE TABLE
The Annual Returns bar chart demonstrates the risks of investing in the Global Government Bond Fund by showing changes in the Fund's performance from December 31, 1994 through December 31, 1998. The annual returns of the Global Government Bond Fund in 1995, 1996, 1997 and 1998 were 14.49%, 6.21%, 2.87% and 17.89%, respectively The following table also demonstrates these risks by showing how the Fund's average annual returns compare with those of the Salomon Brothers' World Government Bond Index (a broad measure of market performance for the region in which the Fund invests). Past performance is not an indication of future performance.

During the period shown in the bar chart, the best performance for a quarter was 10.94% (for the quarter ended 9/30/98). The worst performance was -3.30% (for the quarter ended 3/31/97).

----------------------------------------------------------
 Average Annual Returns                    Since Inception
 as of 12/31/98             Past One Year    6/30/94
----------------------------------------------------------
  Global Government
  Bond Fund                 17.89%              8.43%
----------------------------------------------------------
  Solomon Brothers' World
  Government Bond Index     15.29%              8.58%
----------------------------------------------------------

[SIDENOTE:]
                                    [CHART]

ANNUAL RETURNS
                           1995               14.49%
                           1996                6.21%
                           1997                2.87%
                           1998               17.89%

                           GLOBAL GOVERNMENT BOND FUND

FEES AND EXPENSES OF THE FUND

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Government Bond Fund:


------------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)
------------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%
------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
------------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
------------------------------------------------------------------------------


------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------
   Advisory Fee:                                                         0.75%
------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
------------------------------------------------------------------------------
   Other Expenses*:                                                      2.01%
------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses                                                    2.76%
------------------------------------------------------------------------------
   Expenses Reimbursed to Fund*:                                         2.01%








------------------------------------------------------------------------------
   Net Annual Fund Operating Expenses
   (expenses actually incurred by the Fund)*:                            0.75%
------------------------------------------------------------------------------

    * Investec Guinness Flight is contractually obligated to cap the Fund's Total Annual Fund Operating Expenses at 0.75% through June 30, 2000.

Example:
This example is intended to help you compare the cost of investing in the Global Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem your shares at the end of those periods;

    -   your investment has a 5% return each year; and

    -   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


       1 Year**            3 Years**            5 Years**          10 Years**
          $77                $856                $1,459               $3,090

    ** Your costs of investing in the Fund for 1 year reflect the amount you would pay after we reimburse the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if we did not reimburse the Fund for some or all of the Other Expenses. If we continue to cap the Fund's expenses for 3, 5 or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. We are currently under no obligation to cap expenses for any period beyond June 30, 2000.

                               RISKS OF INVESTING

RISKS OF INVESTING

[GRAPHIC] As with all mutual funds, investing in our Funds involves certain risks. We cannot guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past. You may lose money if you invest in one of our Funds.

The Funds may use various investment techniques, some of which involve greater amounts of risk. We discuss these investment techniques in detail in the Statement of Additional Information. To reduce risk, the Funds are subject to certain limitations and restrictions, which we also describe in the Statement of Additional Information.

You should consider the risks described below before you decide to invest in our Funds.

RISKS OF INVESTING IN MUTUAL FUNDS
The following risks are common to all mutual funds and therefore apply to all our Funds:

    - Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy.

    - Manager Risk. Fund management affects Fund performance. A Fund may lose money if the Fund manager's investment strategy does not achieve the Fund's objective or the manager does not implement the strategy properly.

    - Portfolio Turnover Risk. We may trade actively and frequently to achieve a Fund's goals. This may result

[SIDENOTE:]
[GRAPHIC]
        in higher capital gains distributions, which would increase your tax liability. Frequent trading may also increase the Fund's costs which would affect the Fund's performance over time.

    - Year 2000 Risk. The operations of the Funds, their ability to use services provided by third parties, or their portfolio investments could be disrupted by problems related to the failure of computer systems to properly process and calculate date-related information starting on January 1, 2000. The Funds or their service providers could have problems performing various functions such as calculating net asset value, redeeming shares, delivering account statements and providing other information to shareholders.

RISKS OF INVESTING IN FOREIGN SECURITIES
The following risks are common to mutual funds that invest in foreign securities and therefore apply to all our Funds:

    - Legal System and Regulation Risks. Foreign countries have different legal systems and different regulations concerning financial disclosure, accounting, and auditing standards. Corporate financial information that would be disclosed under U.S. law may not be available. Foreign accounting and auditing standards may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

    - Currency Risk. Most foreign stocks are denominated in the currency of the stock exchange where it is traded. The Funds' Net Asset Values are denominated in U.S. Dollars. The exchange rate between the U.S. Dollar and most foreign currencies fluctuates; therefore the Net Asset Value of a Fund will be

[SIDENOTE:]
[GRAPHIC]
        affected by a change in the exchange rate between the U.S. Dollar and the currencies in which a Fund's stocks are denominated. The Funds may also incur transaction costs associated with exchanging foreign currencies into U.S. Dollars.

    - Stock Exchange and Market Risk. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

    - Market Concentration. Many foreign stock markets are more concentrated than the U.S. stock market as a smaller number of companies make up a larger percentage of the market. Therefore, the performance of a single company or group of companies could have a much greater impact on a foreign stock market than a single company or group of companies would on the U.S. stock market.

    - Expropriation Risk. Foreign governments may expropriate a Fund's investments either directly by restricting the Fund's ability to sell a security, or by imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund's investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of a Fund to pursue and collect a legal judgment against a foreign government.

RISKS OF INVESTING IN ASIA
The following risks are common to all mutual funds that invest in Asia, and therefore apply to all our Funds that invest in Asia:

    - Currency Devaluation. Over 1997 and 1998, the values of many Asian currencies declined because


[SIDENOTE:]
[GRAPHIC]
        corporations in these Asian countries had to buy U.S. Dollars to pay large U.S. Dollar denominated debts. The decline in the value of the currencies triggered a loss of investor confidence that resulted in a decline in the value of the stock markets of the effected countries.
        Similar devaluations could occur in countries that have not yet experienced currency devaluation to date or could continue to occur in countries that have already experienced such devaluations.

    - Political Instability. The economic reforms that Asian nations are instituting under the guidelines of the International Monetary Fund
        (IMF) could cause higher interest rates and higher unemployment. This could, in turn, cause political instability as the people in these nations feel the effects of higher interest rates and higher unemployment, which could cause some Asian nations to abandon economic reform or could result in the election or installation of new governments.

    - Foreign Trade. Asian nations tend to be very export-oriented. Countries that receive large amounts of Asian exports could enact protectionist trade barriers in response to cheaper Asian exports, which would hurt the profits of Asian exporters.

RISKS OF INVESTING IN COUNTRY SPECIFIC FUNDS
The above risks apply to our Mainland China Fund and China & Hong Kong Fund to a greater extent because the investments of these Funds are not diversified across many countries.

RISKS OF INVESTING IN EUROPE
The following risks are common to all mutual funds that invest in Europe, and therefore apply to all our Funds that



[SIDENOTE:]
[GRAPHIC]
invest in Europe (including, but not limited to, the New Europe Fund):

    - The Euro. In January 1999, the new European common currency, called the Euro, entered circulation. The nations that use the Euro have the same monetary policy regardless of their domestic economy, which could have adverse effects on those economies. The Euro could fail as a common currency, forcing those nations to return to using their original currencies, which could increase the cost of trade, decrease corporate profits and have other adverse effects.

    - Privatization Risk. Many European countries are privatizing state run and/or owned companies. There is the risk that this could cause labor unrest and political instability or that those privatization efforts could fail.

    - Eastern Europe. The markets of Eastern Europe are significantly less developed than those of Western Europe. There is greater risk of share price and currency volatility, political instability and legal and regulatory risk than in the developed markets of Western Europe.

RISKS OF INVESTING IN SMALL CAP COMPANIES
The following risks are common to all mutual funds that invest in small capitalization companies (those with a market value of less than U.S. $1 billion), and therefore apply to all our Funds that invest in small cap stocks (including, but not limited to, the Asia Small Cap Fund, the Mainland China Fund, the New Europe Fund and the Wired Index Fund):

As a general rule, investments in stock of small cap companies are more risky than investments in the stock of larger companies (those with a market value of greater than U.S. $1 billion) for the following reasons, among others:

    - Limited Product Line. Small cap companies tend to rely on more limited product lines and business activities, which make them more susceptible to setbacks or down turns;

    - Illiquidity. The stock of small cap companies may be traded less frequently than that of larger companies; and

    - Limited Resources. Small cap companies have more limited financial resources.

RISKS OF INVESTING IN THE WIRED INDEX The following risks apply to the Wired Index Fund:

    - Index Concentration. The Wired Index is comprised of 40 companies (the largest 10 of which constituted 36.61% of the Index on March 31, 1999). Because of this concentration and focus, the Wired Index may exhibit more volatility and fluctuation on a day-to-day basis than a larger, broad-based index and may be more affected by the performance of those 10 largest companies.

    - Technology/Telecommunication Company Risk. Half of the companies that make up the Wired Index are technology or telecommunication companies, which are subject to special risks. Because of the increasing rate of technological innovation, the products of technology companies are subject to intense pricing pressure and may become obsolete at a more frequent rate than other types of companies. In addition, such companies tend to be capital intensive and as a result, may not be able to recover all capital investment costs.


[SIDENOTE:]
[GRAPHIC]

RISKS OF INVESTING IN DEBT SECURITIES
The following risks are common to all mutual funds that invest in debt securities and therefore apply to our Funds that invest in such debt securities (including but not limited to the Global Government Bond Fund):

    - Interest Rate Risk. The value of a debt security typically decreases when interest rates rise. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

    - Credit Risk. The issuer of a debt security may be unable to make timely payments of principal or interest, or may default on the debt.

    - Inflation Risk. A debt security may lose value if the rate of inflation increases. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

    - Reinvestment Risk. A Fund may obtain a lower rate of return when reinvesting interest income or sale on proceeds.

RISKS OF INVESTING IN INTERNATIONAL GOVERNMENT BONDS
The following risks are common to all mutual funds that invest in international government bonds and therefore apply to all our Funds that invest in international government bonds (including but not limited to the Global Government Bond Fund):

    - Foreign Government Bond Risk. The debts of foreign government entities, including national, provincial, state or other governmental taxing power or agency and supranational issuers have a variety of governmental support. The full faith and credit of a foreign government may not support them.

    -   Emerging Market Debt. Debt instruments of emerging


[SIDENOTE:]
[GRAPHIC]
        market countries may be rated below investment grade and therefore may have speculative characteristics because they entail greater risks of untimely interest and principal payments, default, and price volatility than investment grade securities. They may also present problems of liquidity and valuation. See Appendix A of the Statement of Additional Information for a further description of investment grade debt ratings.


[SIDENOTE:]
[GRAPHIC]

                           GUINNESS FLIGHT MANAGEMENT

GUINNESS FLIGHT MANAGEMENT

[GRAPHIC] Investec  Guinness  Flight Global Asset  Management is the  investment advisor for the Guinness Flight Investment Funds. Investec Guinness Flight supervises all aspects of the Funds' operations and advises the Funds, subject to oversight by the Fund's Board of Trustees. For providing these services, the Funds pay Investec Guinness Flight an annualized 1% advisory fee for the Asian Equity Funds and the New Europe Fund, an annualized 0.75% advisory fee for the Global Government Bond Fund and an annualized 0.90% or less advisory fee for the Wired Index Fund.

Investec Guinness Flight is a subsidiary of Investec Group Limited. Investec Guinness Flight was created in November 1998 through the merger of Guinness Flight Hambro Asset Management Limited and Investec Asset Management. Investec

Guinness Flight and its subsidiaries manage 91 investment funds domiciled in the United Kingdom, South Africa, Guernsey, Dublin and the United States.

Investec Group, established in 1974, is an independent, international investment and private banking group. It was listed on the Johannesburg Stock Exchange in 1986 and is the largest independent investment banking group in South Africa.

The primary offices of Investec Guinness Flight are located in the U.K., South Africa, Guernsey Hong Kong, and the U.S. The U.S. office is located at 225 S. Lake Avenue, Suite 777, Pasadena, CA 91101. Investec Guinness Flight's main office is located in London, England at 2 Gresham Street, London EC2V 7QP. The Hong Kong office is located at 2106-2108 Jardine House, One Connaught Place, Central, Hong Kong. Investec Group's main office is located at 100 Grayston Drive, Sandown, Sandton, Johannesburg, 2196, South Africa.



[SIDENOTE:]
[GRAPHIC]

PORTFOLIO MANAGEMENT

ASIA BLUE CHIP FUND AND ASIA SMALL CAP FUND
Robert Conlon. Mr. Conlon joined Guinness Flight Hambro's Hong Kong investment team in 1998 as a Fund Manager. Prior to joining the company, Mr. Conlon had over 10 years of investment management experience with Ivory & Sime, including the last four years as Senior Investment Manager in their Hong Kong office. At Ivory & Sime, Mr Conlon managed Asian portfolios as well as portfolios investing in U.S. small cap stocks. He is co-manager of the Asia Blue Chip and Asia Small Cap Funds and serves as chief investment officer for Investec Guinness Flight Asia Limited.

Agnes Chow. Ms. Chow joined Hambro Pacific Fund Management, now Investec Guinness Flight, in 1995 as a Fund Manager. Prior to joining Guinness Flight Hambro, she worked as an Assistant Fund Manager at Dao Heng Fund Management from November 1994 to August 1995 and as an Investment Analyst and Assistant Fund Manager with Sun Hung Kai Securities from 1993 through 1994. Ms. Chow is co-manager of the Asia Blue Chip and Asia Small Cap Funds.

CHINA & HONG KONG FUND
Edmund Harriss. Mr. Harriss joined Guinness Flight's London headquarters in July 1993 as a Marketing Executive and transferred to the Far East Desk in 1994. He has assisted with the management of the China & Hong Kong Fund since November 1994. He was named a co-manager in early 1998. Previously, from 1991 to 1993, he was the Assistant to the Managing Director at a computer software company, PP Systems Ltd. of Salisbury, England. Mr. Harriss is an Associate Member of the Institute of Management & Research.

Adrian Fu. Mr. Fu joined Hambro Pacific Fund Management, now Investec Guinness Flight, in 1996 as a member of the Hong Kong investment team. Prior to joining the company, he was an Associate at Indo-Suez Asia Shipping Finance Services, Ltd. from December 1994 to October 1996.


[SIDENOTE:]
[GRAPHIC]

MAINLAND CHINA FUND
Robert Conlon. See biography under Asia Blue Chip Fund and Asia Small Cap Fund.

Adrian Fu. See biography under China & Hong Kong Fund.

NEW EUROPE FUND David Potts. Mr. Potts is a member of the European equity team with responsibility for the management of the firm's European unit trusts and offshore funds that are not available to U.S. investors. He joined Guinness Mahon Investment Management Limited, a predecessor entity of Investec Guinness Flight, in May 1988 and has been with the European investment desk since 1990. His primary focus is on the larger capitalized companies of Western Continental markets. Mr. Potts is the lead manager of the New Europe Fund.

Camilla Reeves. Ms. Reeves has worked in the European equity department at Hambros, now Investec Guinness Flight, since 1991, where she specializes in European smaller companies, life portfolios and leisure fund investments. Ms. Reeves is a member of the New Europe Fund investment management team focusing on the smaller companies component.

Jeremy Podger. Mr. Podger joined the Global Equity desk in April 1996 where his main responsibility is running the firm's Privatization Funds that are available to offshore investors. He previously spent 4 years with Mirage Resources as a Global Equity Fund Manager. Mr. Podger is a member of the New Europe Fund investment management team and is responsible for the privatization component of the Fund.


[SIDENOTE:]
[GRAPHIC]

WIRED INDEX FUND
Doug Blatch. Mr. Blatch joined Investec Asset Management in April 1996 and is the portfolio manager responsible for all domestic and international index funds and derivatives trading. Before joining Investec Asset Management, Mr. Blatch, who qualified as a Chartered Accountant in 1993, worked for Ernst and Young GmbH in Berlin. He is co-manager of the Wired Index Fund.

Domenico Ferrini. Mr. Ferrini joined Investec Asset Management in 1992 as an administrator and one of the founding members. He then moved to equity dealing and subsequently became chief dealer, coordinating bond, money market, equity and derivative dealing as well as international dealing activity. Prior to joining Investec, Mr. Ferrini worked at Kaplan and Stewart Stockbrokers beginning in 1988. He is co-manager of the Wired Index Fund. Mr. Ferrini also manages the Investec Gilt Fund and is a director of Investec Guinness Flight.

GLOBAL GOVERNMENT BOND FUND
Michael Daley. Mr. Daley joined Guinness Flight as a Director of the Fixed Income Team in 1994. Among his responsibilities is management of the Global Government Bond Fund. In 1991, he founded his own firm called Strategic Value Management Limited. Prior to joining Guinness Flight, he was a founding member in 1986 of Morgan Stanley Asset Management's London operation.

[SIDENOTE:]
[GRAPHIC]


                               SHAREHOLDER GUIDE:
                        YOUR ACCOUNT WITH GUINNESS FLIGHT

INVESTMENT MINIMUMS
THE MINIMUM INITIAL INVESTMENTS ARE:


------------------------------------------------------------------------------
   TYPE OF ACCOUNT
------------------------------------------------------------------------------

   REGULAR (NEW INVESTOR)                                              $2,500
   REGULAR (GUINNESS FLIGHT SHAREHOLDERS)                              $1,000
   RETIREMENT                                                          $1,000
   GIFT                                                                $  250
   PRE-AUTHORIZED INVESTMENT PLAN (INITIAL AND INSTALLMENT PAYMENTS)   $  100
   ADDITIONAL INVESTMENTS                                              $  250

We may reduce or waive the minimum investment requirements in some cases.

------------------------------------------------------------------------------
   OVERVIEW OF ACCOUNTS WE OFFER
------------------------------------------------------------------------------

   REGULAR                                           RETIREMENT
   - INDIVIDUAL                                      - ROTH IRA
   - JOINT TENANT                                    - REGULAR IRA
   - UGMA/UTMA                                       - ROLLOVER IRA
   - TRUST                                           - ROTH CONVERSION
   - CORPORATE                                       - SEP IRA
                                                     - 401 (K)
                                                     - 403 (B)

                        PURCHASING, EXCHANGING & SELLING

HOW TO PURCHASE, EXCHANGE, AND SELL SHARES

[GRAPHIC] The Transfer Agent is open from 8 a.m. to 6 p.m. Eastern Time for purchase, redemption and exchange orders. Shares will be purchased, exchanged and redeemed at NAV per share. For trades in the New Europe Fund, Wired Index Fund and Global Government Bond Fund, the transfer agent must receive your request by the close of the New York Stock Exchange to receive the NAV of that day. If your request is received after the close of the New York Stock Exchange, it will be processed the next business day. With respect to the Asia Blue Chip Fund, Asia Small Cap Fund, China & Hong Kong Fund, and Mainland China Fund, this cut-off time is 9:30 a.m. Eastern Time, meaning that purchase, exchange and redemption orders must be received by that time to be processed that day. The phone number you should call for account transaction requests is (800) 915-6566.


SSGA MONEY MARKET FUND
Guinness Flight does not operate a money market fund; however you may purchase or exchange shares of the SSgA Money Market Fund through Guinness Flight. State Street Bank & Trust Co. advises the SSgA Money Market Fund. Their address is 225 Franklin Street, Boston MA 02110. You may only purchase shares of SSgA Money Market Fund if it is available to residents of the state in which you reside. Please read the prospectus of the SSgA Money Market before you decide to invest. You may request a SSgA Money Market prospectus by calling (800) 915-6566.


[SIDENOTE:]
[GRAPHIC]

PURCHASING

HOW TO PURCHASE SHARES

[GRAPHIC] You may purchase shares of any Guinness Flight Investment Fund or the SSgA Money Market Fund by mail, wire or auto-buy. You may exchange shares of any Guinness Flight Fund for shares of another Guinness Flight Fund or the SSgA Money Market Fund by mail or phone. A broker may charge you a transaction fee for making a purchase for you.


MAIL
[GRAPHIC] To purchase by mail, you should:

            -   Complete and sign the account application

            - To open a regular account, write a check payable to: "Guinness Flight Investment Funds"

    - To open a retirement account, write a check payable to the custodian or trustee

    - Send your account application and check or exchange request to one of the following addresses:

For a business reply envelope:      For a stamped envelope:
Guinness Flight                     Guinness Flight
Investment Funds                    Investment Funds
P.O. Box 9288                       P.O. Box 8116
Boston, MA 02205-8559               Boston, MA 02266-8116

For an overnight package:
Boston Financial Data Services
ATTN: Guinness Flight Investment Funds
Two Heritage Drive, 3rd Floor
North Quincy, MA 02171

[SIDENOTE:]
[GRAPHIC]

WIRE

[GRAPHIC] To purchase by wire, call the Transfer Agent at (800) 915-6566 between 8 a.m. and 6 p.m. Eastern Time on a business day to get an account number and detailed instructions. You must then provide the Transfer Agent with an original signed application within 10 business days of the initial purchase. Instruct your bank to send the wire to:

    State Street Bank and Trust Company
    ABA #0110 00028
    Shareholder and Custody Services
    DDA # 99050171
    (Your Name)
    ATTN: [Fund Name]
    (Fund /Account Number)

Pre-Authorized Investment Plan: With a pre-authorized investment plan, your personal bank account is automatically debited on a monthly or quarterly basis to purchase shares of a Fund. You will receive the Net Asset Value (NAV) per share as of the date the debit is made.

Auto-Buy: You may purchase additional shares of a Fund you own by ACH (automated clearing house) after you elect the Auto-Buy option on your account. To elect the Auto-Buy option, select it on your account application or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH.

Subsequent Investments: If you are making an additional investment in a Fund, via the mail, you should include either the stub from a previous confirmation statement or a letter providing your name and account number to ensure that the money is invested in your existing Guinness Flight account.

Purchase Order Cut-Off. We may cease taking purchase orders for the Funds at any time when we believe that it is in


[SIDENOTE:]
[GRAPHIC]
the best interest of our current shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Funds for the short-term when the markets are highly volatile.

EXCHANGING AND REDEEMING

[GRAPHIC] How to Exchange and Redeem Shares. You may exchange or redeem shares by mail or telephone. When you exchange shares, you sell shares of one Guinness Flight Fund and buy shares of another Fund. You may realize either a gain or loss on those shares and will be responsible for paying the appropriate taxes. If you exchange or redeem through a broker, the broker may charge you a transaction fee. If you purchased your shares by check, you may not receive your redemption proceeds until the check has cleared, which may take up to 15 calendar days. You may receive the proceeds of redemption by wire or through a systematic withdrawal plan as described below.


MAIL:

[GRAPHIC] To exchange or redeem by mail, please:

            -   Provide your name and account number;

            - Specify the number of shares or dollar amount and the Fund name or number;

    - To exchange shares, specify the name of the Fund (either another Guinness Flight Fund or the SSgA Money Market) you want to purchase;

    - Sign the redemption or exchange request (the signature must be the same as the one on your account application). Make sure all parties that are required by the account registration sign the request;

    - Send your request to the appropriate address above under purchasing by mail.

TELEPHONE:

[GRAPHIC] You may redeem or exchange your shares of a Guinness Flight Fund by telephone if you authorized telephone redemption on your account


[SIDENOTE:]
[GRAPHIC]
application.  To exchange or redeem by  telephone,  call the  Transfer  Agent at
(800) 915-6566 between the hours of 8 a.m. and 6 p.m. Eastern Time on a day the New York Stock Exchange is open for business. For your protection against fraudulent telephone transactions, we will use reasonable procedures to verify your identity. As long as we follow these procedures, we will not be liable for any loss or cost to you if we act on instructions to redeem your account that we reasonably believe to be authorized by you. You will be notified if we refuse telephone redemption or exchange. Telephone exchanges or redemptions may be difficult during periods of extreme market or economic conditions. If this is the case, please send your exchange request by mail or overnight courier.

WIRE:

[GRAPHIC] You may have the proceeds of the redemption request wired to your bank account for redemptions of $500 or more. Please provide the name, location, ABA or bank routing number of your bank and your bank account number. Payment will be made within 3 business days after the Transfer Agent receives your written or telephone redemption request. There is a $10 fee for redemption by wire.

Systematic Withdrawal Plan: You may establish a systematic withdrawal plan where you have regular monthly or quarterly payments redeemed from your Guinness Flight account and sent to either you or a third party you designate. Payments must be at least $100 and your Guinness Flight Fund must have an account value of at least $1,000. You will receive the NAV on the date of the scheduled withdrawal and will redeem enough full and fractional shares at that NAV to equal the requested withdrawal. You may realize either a capital gain or loss on the withdrawals that must be reported for tax purposes. You may purchase additional shares of a Fund under this plan as long as the additional purchases are equal to at least one year's scheduled withdrawals.


[SIDENOTE:]
[GRAPHIC]

Signature Guarantee. The redemption requests listed below require a signature guarantee. You can get a signature guarantee from certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A notarization and acknowledgment by a notary public is not a signature guarantee.

    - Redemptions by corporations, partnerships, trusts or other fiduciary accounts

    - Redemption of an account with a value of at least $50,000 if you are making the request in writing (if you have authorized telephone redemption on your account, you may redeem by telephone without a signature guarantee)

    - Redemption of an account where proceeds are to be paid to someone other than the record owner

    - Redemption of an account where the proceeds are to be sent to an address other than the record address.

ADDITIONAL EXCHANGE/REDEMPTION INFORMATION
Redemption Fee. You will be charged a redemption fee of 1% of the value of the shares being redeemed if you redeem your shares of the Asia Blue Chip Fund, Asia Small Cap Fund or Wired Index Fund within 30 days of purchase. You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of the China & Hong Kong Fund within 30 days of purchase or if you redeem your shares of the Mainland China Fund within 60 days of purchase. There will not be a redemption fee if the shares were acquired through reinvestment of distributions. Redemptions are on a first-in, first-out basis. The redemption fee will be waived if the fee is equal to or less than .10% of the total value of the redemption.


Small Accounts. To reduce our expenses, we may redeem an account if the total value of the account falls below $500 due to redemptions. You will be given 30 days prior written notice of this redemption. During that period, you may purchase additional shares to avoid the redemption.


[SIDENOTE:]
[GRAPHIC]

Check Clearance. The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears. If the check does not clear, you will be responsible for the loss. This delay can be avoided by purchasing shares by wire or certified bank checks.

Exchange Limit. In order to limit expenses, we reserve the right to limit the total number of exchanges you can make in any year to four.

Credit Line. We may borrow cash temporarily from an established line of credit with Deutsche Bank AG to satisfy redemption requests.

Suspension of Redemptions. We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

FINANCES
Net Asset Value. The NAV per share of the Wired Index Fund, New Europe Fund and Global Government Bond Fund are determined as of 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open for business. The NAV per share of the Asia Blue Chip Fund, Asia Small Cap Fund, China & Hong Kong Fund and Mainland China Fund are determined as of 9:30 a.m. Eastern Time on each day the New York Stock Exchange is open for business.

The NAV is calculated by 1) subtracting a Fund's liabilities from its assets and then 2) dividing that number by the total number of outstanding shares. This procedure is in accordance with Generally Accepted Accounting Principles. Securities without a readily available price quotation may be priced at fair value. Fair value is determined in good faith by or under the supervision of the Funds' officers under methods authorized by the Board of Trustees.


[SIDENOTE:]
[GRAPHIC]

Dividends and Capital Gains Distributions. All Funds distribute all or most of their net investment income and net capital gains to shareholders. Dividends (investment income) for all the Funds except the Global Government Bond Fund are normally declared and paid semi-annually, in June and December. The Global Government Bond Fund normally declares and pays dividends (investment income) monthly. Net Capital Gains for all Funds are normally distributed in June and December. When calculating the amount of capital gain for a Fund, the Fund can offset any capital gain with net capital loss (which may be carried forward from a previous year).

Your dividends and/or capital gains distributions will be automatically reinvested on the ex-dividend date when there is a distribution, unless you elect otherwise, so that you will be buying more of both full and fractional shares of the Fund. You will be buying those new shares at the NAV per share on the ex-dividend date. You may choose to have dividends and capital gains distributions paid to you in cash. You may also choose to reinvest dividends and capital gains distributions in shares of another Guinness Flight Fund. You may authorize either of these options by calling the Transfer Agent at (800) 915-6566 and requesting an optional shareholder services form. You must complete the form and return it to the Transfer Agent before the record date in order for the change to be effective for that dividend or capital gains distribution.

Buying Before a Dividend. If you purchased the Fund on or before the record date, you will receive a dividend or capital gains distribution. The distribution will lower the NAV per share on that date and represents, in substance, a return of basis (your cost); however you will be subject to Federal income taxes on this distribution.

Tax Issues. The following tax information is based on tax laws and regulations in effect on the date of this Prospectus. These laws and regulations are subject to change. Shareholders should consult a tax professional for the tax consequences of investing in our Funds as well as for information on state and local taxes which may apply. A


[SIDENOTE:]
[GRAPHIC]
statement   that   provides  the  Federal   income  tax  status  of  the  Funds'
distributions will be sent to shareholders promptly at the end of each year.

    - Distributions to Shareholders. Distributions to shareholders fall into two tax categories. The first category is ordinary income distributions. Ordinary income distributions are distributions of net investment income, including dividends, foreign currency gains and short-term capital gains. Long-term capital losses and foreign currency losses are used to offset ordinary income. The second category of distribution is capital gains distributions. Capital gains distributions are distributions of a Fund's long-term capital gain it receives from selling stocks within its portfolio. Short-term capital losses are used to offset long-term capital gain. You have to pay taxes on both distributions even though you have them automatically reinvested. On some occasions a distribution made in January will have to be treated for tax purposes as having been distributed on December 31 of the prior year.

    - Gain or Loss on Sale of Shares of a Fund. You will recognize either a gain or loss when you sell shares of your Fund. The gain or loss is the difference between the proceeds of the sale (the NAV of the Fund on the date of sale times the number of shares sold) and your adjusted basis. Any loss realized on a taxable sale of shares within six months from the date of their purchase will be treated as a long-term capital loss that can be used to offset short-term capital gains on those shares. If you sell shares of a Fund at a loss and repurchase shares of the same Fund 30 days before or after the sale, a deduction for the loss is generally disallowed (a wash sale).


[SIDENOTE:]
[GRAPHIC]

    - Foreign Source Income and Withholding Taxes. Some of the Funds' investment income may be subject to foreign income taxes that are withheld at the source. If the Funds meet certain legal requirements, they may pass-through these foreign taxes to shareholders. Shareholders may then claim a foreign tax credit or a foreign tax deduction for their share of foreign taxes paid.

Distribution Plan. The Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. Under this plan, no separate payments are authorized by a Fund. We must use fee revenues or other resources to pay the expenses of shareholder servicing and record keeping. We may also make payments from these sources to third parties, including affiliates and independent contractors, for these types of services.


[SIDENOTE:]
[GRAPHIC]

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS FOR ASIA BLUE CHIP FUND

[GRAPHIC] This financial highlights table is intended to help you understand the Asia Blue Chip Fund's financial performance for the period since its inception on April 29, 1996. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                       FOR THE YEAR  FOR THE YEAR  APRIL 29,
1996*
                                           ENDED        ENDED         THROUGH
                                         12/31/98     12/31/97       12/31/96
Net asset value,
beginning of period                        $8.08       $12.98         $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                       0.05         0.02             --

Net realized and unrealized
gain (loss) on investments                (1.01)       (4.91)           0.48

Total from investment
operations                                (0.96)       (4.89)           0.48

LESS DISTRIBUTIONS:
Dividends from net
investment income                         (0.04)       (0.01)             --


                                            -44-






Distributions from
taxable net capital gains                    --           --              --

Total distributions                       (0.04)     (0.01)


[SIDENOTE:]
[GRAPHIC]


                                       FOR THE YEAR  FOR THE YEAR  APRIL 29,

                                           ENDED        ENDED         THROUGH
                                         12/31/98     12/31/97       12/31/96
Net asset value,
end of period                                 $7.08      $8.08      $12.98

Total return                                 (11.78)%   (37.68)%      3.84%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period (thousands)                           $7,849     $6,917      $3,687

RATIO OF EXPENSES TO AVERAGE
NET ASSETS:
Before expense
reimbursement                                  3.85%      4.41%       9.14%+

After expense
reimbursement                                  1.98%      1.98%       1.98%+

RATIO OF NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET ASSETS:
Before expense
reimbursement                                 (1.03)%    (2.16)%     (7.10)%+

After expense
reimbursement                                  0.91%      0.28%       0.06%+

Portfolio turnover rate                       77.62%     34.69%      10.97%


                                       FOR THE YEAR  FOR THE YEAR  APRIL 29,

                                           ENDED        ENDED         THROUGH
                                         12/31/98     12/31/97       12/31/96
BANK LOANS
Amount outstanding at end
of period (000)                               --         --          --

Average amount of bank
loans outstanding during
the period (monthly
average) (000)                                --       $121          --

Average number of shares
outstanding during the
period (monthly
average) (000)                                --        479          --

Average amount of debt
per share during the period                   --      $0.25          --

*  Commencement of operations.
+  Annualized.
++ Not Annualized.


[SIDENOTE:]
[GRAPHIC]

FINANCIAL HIGHLIGHTS FOR ASIA SMALL CAP FUND

[GRAPHIC] This financial highlights table is intended to help you understand the Asia Small Cap Fund's financial performance for the period since its inception on April 29, 1996. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                      -46-




                       FOR THE YEAR FOR THE YEAR APRIL 29,

                                           ENDED        ENDED         THROUGH
                                         12/31/98     12/31/97       12/31/96
Net asset value,
beginning of period                           $9.73     $14.10      $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.06       0.07        0.02

Net realized and unrealized
gain (loss) on investments                    (3.06)     (4.38)       1.61

Total from investment
operations                                    (3.00)     (4.31)       1.63

LESS DISTRIBUTIONS:
Dividends from net
investment income                                --         --       (0.02)

Distributions from
taxable net capital gains                        --      (0.01)      (0.01)

Return of Capital                                --      (0.05)         --

Total distributions                              --      (0.06)      (0.03)


[SIDENOTE:]
[GRAPHIC]


                                       FOR THE YEAR  FOR THE YEAR  APRIL 29,

                                           ENDED        ENDED         THROUGH
                                         12/31/98     12/31/97       12/31/96
Net asset value,
end of period                                 $6.73       $9.73     $14.10

Total return                                 (30.83)%   (30.77)%     13.08%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
of period (thousands)                       $49,417   $108,478     $50,868

RATIO OF EXPENSES TO AVERAGE
 NET ASSETS:
Before expense
reimbursement
(recoupment)                                   2.31%      1.76%       3.09%+


                                            -47-




After expense
reimbursement
(recoupment)                                   1.98%      1.80%       1.98%+

RATIO OF NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET ASSETS:
Before expense
reimbursement
(recoupment)                                   0.52%      0.53%     (0.76)%+

After expense
reimbursement
(recoupment)                                   0.85%      0.49%       0.36%+

Portfolio turnover rate                       48.95%     52.33%      21.91%


[SIDENOTE:]
[GRAPHIC]


                                       FOR THE YEAR  FOR THE YEAR  APRIL 29,

                                           ENDED        ENDED         THROUGH
                                         12/31/98     12/31/97       12/31/96
BANK LOANS
Amount outstanding at end
of period (000)                                $810         --          --

Average amount of bank
loans outstanding during
the period (monthly
average) (000)                                  $67         --          --

Average number of shares
outstanding during the
period (monthly
average) (000)                                6,566         --          --

Average amount of debt
per share during the period                   $0.01         --          --

*  Commencement of operations.
+  Annualized.
++ Not Annualized.


[SIDENOTE:]
[GRAPHIC]

ASIA SMALL
CAP FUND


FINANCIAL HIGHLIGHTS FOR CHINA & HONG KONG FUND

This financial highlights table is intended to help you understand the China & Hong Kong Fund's financial performance for the period since its inception on June 30, 1994. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                  FOR THE YEAR   FOR THE YEAR
FOR THE YEAR   FOR THE YEAR   JUNE 30, 1994*
                                                      ENDED         ENDED
 ENDED          ENDED         THROUGH
                                                     12/31/98     12/31/97
12/31/96       12/31/95        12/31/94
Net asset value,
beginning of
period                                                 $12.91       $17.71
 $13.64         $11.47          $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income                                                   0.15         0.20
   0.19           0.14            0.04

Net realized and
unrealized gain
(loss) on
investments                                             (2.14)       (3.71)
   4.43           2.20           (0.96)

Total from
investment
operations                                              (1.99)       (3.51)
   4.62           2.34           (0.92)

LESS DISTRIBUTIONS:
Dividends from
net investment
income                                                  (0.15)       (0.20)
  (0.19)         (0.14)          (0.04)

CHINA &
HONG KONG
FUND



                                                  FOR THE YEAR   FOR THE YEAR
FOR THE YEAR   FOR THE YEAR   JUNE 30, 1994*
                                                      ENDED         ENDED
 ENDED          ENDED         THROUGH
                                                     12/31/98     12/31/97
12/31/96       12/31/95        12/31/94
Distributions
from taxable
net capital gains                                          --        (1.09)
  (0.36)         (0.03)          (0.07)

Total
distributions                                           (0.15)       (1.29)
  (0.55)         (0.17)          (0.11)

Net asset value,
end of period                                          $10.77       $12.91
 $17.71         $13.64          $11.47

Total return                                           (15.27)%     (20.34)%
  34.38%         20.45%          (7.74)%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
of period
(thousands)                                          $146,810     $241,808
$311,521        $55,740          $2,287

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense
reimbursement
(recoupment)                                             1.89%        1.70%
   1.78%          3.02%**        19.92%+

After expense
reimbursement
(recoupment)                                             1.89%        1.70%
   1.96%          1.98%           2.00%+

RATIO OF NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET ASSETS:
Before expense
reimbursement
(recoupment)                                             1.60%        1.18%
   1.57%          0.49%         (17.15)%+

                                            -50-




After expense
reimbursement
(recoupment)                                             1.60%        1.18%
   1.39%          1.52%           0.78%+


[SIDENOTE:]
[GRAPHIC]

CHINA &
HONG KONG
FUND


                                                  FOR THE YEAR   FOR THE YEAR
FOR THE YEAR   FOR THE YEAR   JUNE 30, 1994*
                                                      ENDED         ENDED
 ENDED          ENDED         THROUGH
                                                     12/31/98     12/31/97
12/31/96       12/31/95        12/31/94
Portfolio
turnover rate                                           86.59%       53.62%
  30.40%         10.89%          27.25%

BANK LOANS
Amount
outstanding at
end of period
(000)                                                  $4,274           --
     --             --              --
Average amount
of bank loans
outstanding
during the period
(monthly average)
(000)                                                  $8,765       $2,305
 $1,413             --              --

Average number
of shares
outstanding
during the period
(monthly
average) (000)                                         18,533       16,944
 11,419             --              --

Average amount
of debt per share
during the period                                       $0.47        $0.14
  $0.12             --              --

*  Commencement of operations.

** Includes directly paid expenses. Excluding indirectly paid expenses for the year ended December 31, 1995, the ratio of expenses to average net assets before "expense reimbursement" would have been 3.04%.
+  Annualized.
++ Not Annualized.

[SIDENOTE:]
[GRAPHIC]

CHINA &
HONG KONG
FUND

FINANCIAL HIGHLIGHTS FOR MAINLAND CHINA FUND

[GRAPHIC] This financial highlights table is intended to help you understand the Mainland China Fund's financial performance for the period since its inception on November 3, 1997. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                          FOR THE YEAR   NOVEMBER 3, 1997*
                                             ENDED           THROUGH
                                           12/31/98         12/31/97
Net asset value,
beginning of period                          $11.79           $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.11             0.02

Net realized and unrealized
gain (loss) on investments                    (3.05)           (0.71)

Total from investment
operations                                    (2.94)           (0.69)

LESS DISTRIBUTIONS:
Dividends from net
investment income                             (0.11)           (0.02)

Total distributions                           (0.11)           (0.02)

Net asset value,
end of period                                 $8.74           $11.79

Total return                                 (24.96)%          (5.50)%**



                                      -52-




RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period (thousands)                          $10,353          $16,402

MAINLAND
CHINA FUND


                                          FOR THE YEAR   NOVEMBER 3, 1997*
                                             ENDED           THROUGH
                                           12/31/98         12/31/97
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense
reimbursement                                  3.13%            2.69%+

After expense
reimbursement                                  1.98%            1.98%+

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS:
Before expense
reimbursement                                 (0.05)%           1.17%+

After expense
reimbursement                                  1.10%            1.88%+

Portfolio turnover rate                       82.00%            0.00%

BANK LOANS
Amount outstanding at
end of period (000)                            $115               --

Average amount of bank loans
outstanding during the period
(monthly average) (000)                         $10               --

Average number of shares
outstanding during the period
(monthly average) (000)                       1,403               --

Average amount of debt
per share during the period                   $0.01               --

*  Commencement of operations.
** Not Annualized.
+  Annualized.


[SIDENOTE:]

MAINLAND
CHINA FUND

FINANCIAL HIGHLIGHTS FOR NEW EUROPE FUND

[GRAPHIC] This financial highlights table is intended to help you understand the New Europe Fund's financial performance for the period since its inception on November 23, 1998. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                 NOVEMBER 23, 1998*
                                                      THROUGH
                                                     12/31/98
Net asset value,
beginning of period                                    $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net realized
and unrealized
gain on investments                                      0.89

Total from
investment
operations                                               0.89

Net asset
value, end
of period                                              $13.39

Total return                                             7.12%++


RATIOS/SUPPLEMENTAL DATA:
Net assets, end
of period (thousands)                                    $409


[SIDENOTE:]
[GRAPHIC]


                                                NOVEMBER 23, 1998*
                                                      THROUGH
                                                     12/31/98
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense
reimbursement                                           10.48%+

After expense
reimbursement                                            1.98%+

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS:
Before expense
reimbursement                                           (9.01)%+

After expense
reimbursement                                           (0.46)%+

Portfolio
turnover rate                                            0.00%

    *  Commencement of operations.
    +  Annualized
    ++ Not Annualized.

[SIDENOTE:]
[GRAPHIC]

NEW EUROPE FUND


FINANCIAL HIGHLIGHTS FOR WIRED-REGISTERED TRADEMARK- INDEX FUND

[GRAPHIC] This financial highlights table is intended to help you understand the Wired-Registered Trademark- Index Fund's financial performance for the period since its inception on December 15, 1998. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                      -55-




                                                DECEMBER 15, 1998*
                                                      THROUGH
                                                     12/31/98
Net asset value,
beginning of period                                    $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net realized
and unrealized
gain on investments                                      1.45

Total from
investment operations                                    1.45

Net asset value,
end of period                                          $13.95

Total return                                            11.60%++

RATIOS/SUPPLEMENTAL DATA:
Net assets,
end of period (thousands)                              $9,433


[SIDENOTE:]
[GRAPHIC]


                                                DECEMBER 15, 1998*
                                                      THROUGH
                                                     12/31/98
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense
reimbursement                                            1.97%+

After expense
reimbursement                                            1.35%+

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS:
Before expense
reimbursement                                            0.02%+

After expense
reimbursement                                            0.60%+

Portfolio
turnover rate                                            0.11%

    *  Commencement of operations.

    +  Annualized
    ++ Not Annualized.


[SIDENOTE:]
[GRAPHIC]

FINANCIAL HIGHLIGHTS FOR THE GLOBAL GOVERNMENT BOND FUND

[GRAPHIC] This financial highlights table is intended to help you understand the
          Global Government Bond Fund's financial performance for the period since its inception on June 30, 1994. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
FOR THE YEAR  JUNE 30, 1994*
                                      ENDED          ENDED          ENDED
 ENDED         THROUGH
                                     12/31/98       12/31/97       12/31/96
12/31/95       12/31/94
Net asset value,
beginning of
period                                 $12.37         $12.72         $12.77
  $12.00         $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income                                   0.58           0.63           0.63
    0.69           0.29

Net realized and
unrealized gain
(loss) on
investments                              1.58          (0.29)          0.13
    1.01          (0.58)

Total from
investment
operations                               2.16           0.34           0.76
    1.70          (0.29)

LESS DISTRIBUTIONS:

                                      -57-




Dividends from net
investment income                       (0.58)         (0.49)         (0.69)
   (0.65)         (0.21)


[SIDENOTE:]
[GRAPHIC]


                                   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
FOR THE YEAR  JUNE 30, 1994*
                                      ENDED          ENDED          ENDED
 ENDED         THROUGH
                                     12/31/98       12/31/97       12/31/96
12/31/95       12/31/94
Distributions
from taxable
net capital gains                       (0.40)         (0.11)         (0.12)
   (0.28)            --

Return of capital                          --          (0.09)            --
      --             --

Total
distributions                           (0.98)         (0.69)         (0.81)
   (0.93)         (0.21)

Net asset value,
end of period                          $13.55         $12.37         $12.72
  $12.77         $12.00

Total return                            17.89%          2.87%          6.21%
   14.49%         (2.33)%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
of period
(thousands)                           $11,210        $10,016         $6,564
  $1,153          $ 751

RATIO OF EXPENSES TO AVERAGE
NET ASSETS:
Before expense
reimbursement                            2.76%          3.15%          8.21%
   21.52%**       40.78%+

After expense
reimbursement                            0.75%          0.75%          1.31%
    1.73%          1.75%+


                                            -58-




RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
Before expense
reimbursement                            2.44%          2.67%         (1.76)%
  (14.26)%       (34.18)%+

After expense
reimbursement                            4.46%          5.07%          5.14%
    5.53%          4.86%+

Portfolio
turnover rate                          166.72%        185.55%        296.51%
  202.54%         46.15%

+   Annualized.
++  Not Annualized.
*   Commencement of operations.
** Includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended December 31, 1995, the ratio of expenses to average net assets before expense reimbursement would have been 21.68%.


[SIDENOTE:]
[GRAPHIC]

Statement of Additional Information. The Statement of Additional Information provides a more complete discussion about the Funds and is incorporated by reference into this prospectus, which means that it is considered a part of this prospectus.

Annual and Semi-Annual Reports. The annual and semi-annual reports to shareholders contain additional information about each Fund's investments, including a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To Review or Obtain this Information: The Statement of Additional Information and annual and semi-annual reports are available without charge upon your request by calling Guinness Flight at (800) 915-6566 or by calling or writing a broker-dealer or other financial intermediary that sells our Funds. This information may be reviewed at the Public Reference Room of the Securities and Exchange Commission or by visiting the SEC's World Wide Website at http://www.sec.gov. In addition, this information may be obtained for a fee by writing or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-6009, telephone (800) SEC-0330.

Investment Company Act file no. 811-08360

USEFUL GUINNESS FLIGHT PHONE NUMBERS

SHAREHOLDER SERVICE LINE: 1-800-915-6566

AUTOMATED ONECALL CENTER: 1-800-915-6564

WEBSITE: HTTP//WWW.GFFUNDS.COM


MC70 100-043099

                       STATEMENT OF ADDITIONAL INFORMATION

                        GUINNESS FLIGHT INVESTMENT FUNDS
                        225 South Lake Avenue, Suite 777
                           Pasadena, California 91101

                     GUINNESS FLIGHT CHINA & HONG KONG FUND

                       GUINNESS FLIGHT ASIA BLUE CHIP FUND

                       GUINNESS FLIGHT ASIA SMALL CAP FUND

                       GUINNESS FLIGHT MAINLAND CHINA FUND

                         GUINNESS FLIGHT NEW EUROPE FUND

                       GUINNESS FLIGHT WIRED(R) INDEX FUND

                   GUINNESS FLIGHT GLOBAL GOVERNMENT BOND FUND


This Statement is not a prospectus, but should be read in conjunction with the current prospectus dated April 30, 1999 (the "Prospectus"), pursuant to which the Guinness Flight China & Hong Kong Fund (the "China & Hong Kong Fund"), Guinness Flight Asia Blue Chip Fund (the "Asia Blue Chip Fund"), Guinness Flight Asia Small Cap Fund (the "Asia Small Cap Fund"), Guinness Flight Mainland China Fund (the "Mainland China Fund"), Guinness Flight New Europe Fund (the "New Europe Fund"), Guinness Flight Wired(R) Index Fund (the "Wired Index Fund") and Guinness Flight Global Government Bond Fund (the "Global Government Bond Fund") (collectively, the "Funds") are offered. Please retain this document for future reference.

For a free copy of the Prospectus, please call the Funds at 1-800-915-6565


GENERAL INFORMATION AND HISTORY..............................................................................  3

INVESTMENT OBJECTIVE AND POLICIES............................................................................  3

INVESTMENT STRATEGIES AND RISKS..............................................................................  6

OTHER RISK FACTORS AND SPECIAL CONSIDERATIONS................................................................ 16

INVESTMENT RESTRICTIONS AND POLICIES......................................................................... 20

PORTFOLIO TRANSACTIONS....................................................................................... 21

COMPUTATION OF NET ASSET VALUE............................................................................... 22

PERFORMANCE INFORMATION...................................................................................... 23

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................................................... 24

TAX MATTERS.................................................................................................. 25

MANAGEMENT OF THE FUNDS...................................................................................... 30




THE INVESTMENT ADVISER AND ADVISORY AGREEMENTS............................................................... 32

THE ADMINISTRATOR............................................................................................ 34

ADMINISTRATION AGREEMENT, DISTRIBUTION AGREEMENT AND DISTRIBUTION PLAN....................................... 34

DESCRIPTION OF THE FUNDS..................................................................................... 35

SHAREHOLDER REPORTS.......................................................................................... 35

FINANCIAL STATEMENTS......................................................................................... 37

GENERAL INFORMATION.......................................................................................... 38

APPENDIX A .................................................................................................. 39


Dated:  April 30, 1999

GENERAL INFORMATION AND HISTORY
                As described in the Funds' Prospectus, Guinness Flight Investment Funds ("Guinness Flight Funds") was first organized as a Maryland Corporation on January 7, 1994 and converted to a Delaware business trust on April 28, 1997 as an open-end, series, management investment company. Currently, Guinness Flight Funds offers seven separate, non-diversified, series portfolios: the China & Hong Kong Fund, the Asia Blue Chip Fund, the Asia Small Cap Fund, the Mainland China Fund, the New Europe Fund, the Wired(R). /1/ Index Fund and the Global Government Bond Fund, each of which has unique investment objectives and strategies.

                        INVESTMENT OBJECTIVE AND POLICIES

General Information about the Funds.

                The China & Hong Kong Fund's investment objective is long term capital appreciation primarily through investments in securities of China and Hong Kong. The Asia Blue Chip Fund's investment objective is long-term capital appreciation primarily through investments in equity securities of well-established and sizable companies located in Asia. The Asia Small Cap Fund's investment objective is long-term capital appreciation primarily through investments in equity securities of smaller capitalization issuers located in Asia. The Mainland China Fund's investment objective is long-term capital appreciation primarily through investments in equity securities of companies which are located in Mainland China and in companies located outside Mainland China which have a significant part of their interests in China. The New Europe Fund's investment objective is long-term capital appreciation primarily through investments in the securities of companies that are either based in Europe or that conduct their primary business activities in Europe. The Wired Index Fund's investment objective is long-term capital appreciation primarily through investments in the equity securities of companies that comprise the Wired Index. The Global Government Bond Fund's investment objective is current income and capital appreciation through investments in government securities issued by governments throughout the world. The objective of each Fund is a fundamental policy and may not be changed except by a majority vote of shareholders.

                In addition to the primary investment strategies set forth in the Prospectus, each of the China & Hong Kong Fund, Asia Blue Chip Fund, Asia Small Cap Fund, Mainland China Fund and New Europe Fund may invest in investment grade debt securities and may also invest up to 5% of its net assets in options on equity securities and warrants, including those traded in the over-the-counter markets.

                The Funds do not intend to employ leveraging techniques. Accordingly, no Fund will purchase new securities if amounts borrowed exceed 5% of its total assets at the time the loan is made.

                When the Funds determine that adverse market conditions exist, the Funds may adopt a temporary defensive position and invest their entire portfolio in Money Market Instruments. In addition, the Funds may invest

------------------------------------

/1/ "Wired Index" is a service mark, and Wired (R) is a registered trademark of Advance Magazine Publishers, Inc. ("Advance"), used with the permission of Advance. Wired Magazine and Advance make no representation or warranty, express or implied, to Guinness Flight or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Wired Index to track any aspect of market performance. Wired Magazine will continue to determine the composition of the Index without regard to Guinness Flight or the Fund, and Wired Magazine has no obligation to take the needs of Guinness Flight or investors in the Fund into consideration in determining or composing the Index. ADVANCE DOES NOT GUARANTEE THE QUALITY, ACCURACY, CURRENCY, AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. ADVANCE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY GUINNESS FLIGHT, INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WIRED INDEX OR ANY DATA INCLUDED THEREIN IN
CONNECTION  WITH THE FUND OR FOR ANY OTHER  USE.  ADVANCE  MAKES NO  EXPRESS  OR
IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WIRED INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ADVANCE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

in Money Market Instruments in anticipation of investing cash positions. "Money Market Instruments" are short-term (less than twelve months to maturity) investments in (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of United States or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States and foreign corporations meeting the credit quality standards set by Guinness Flight Funds' Board of Trustees; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. While the Funds do not intend to limit the amount of their assets invested in Money Market Instruments, except to the extent believed necessary to achieve their investment objective, the Funds do not expect under normal market conditions to have a substantial portion of their assets invested in Money Market Instruments. To the extent the Funds are invested in Money Market Instruments for defensive purposes or in anticipation of investing cash positions, the Funds' investment objectives may not be achieved.

                The following information concerning the Funds augments the disclosure provided in the Prospectus.

The China & Hong Kong Fund, Asia Blue Chip Fund, Asia Small Cap Fund, Mainland China Fund, New Europe Fund and Wired Index Fund (the "Equity Funds").

                Investec Guinness Flight does not intend to invest in any security in a country where the currency is not freely convertible to United States dollars, unless it has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or Investec Guinness Flight has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by an Equity Fund.

                An  Equity  Fund  may  invest   indirectly  in  issuers  through
sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), Global
Depository Shares ("GDSs") and other types of Depository Receipts (which, together with ADRs, EDRs, GDRs, and GDSs, are hereinafter referred to as "Depository Receipts"). Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depository Receipts. ADRs are Depository Receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of Depository Receipts are typically issued by foreign banks or trust companies, although they also may be issued by either a foreign or a United States corporation. Generally, Depository Receipts in registered form are designed for use in the United States securities markets and Depository Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Equity Funds' investment policies, investments in ADRs, GDRs and other types of Depository Receipts will be deemed to be investments in the underlying securities. Depository Receipts other than those denominated in United States dollars will be subject to foreign currency exchange rate risk. Certain Depository Receipts may not be listed on an exchange and therefore may be illiquid securities.

                Securities in which an Equity Fund may invest include those that are neither listed on a stock exchange nor traded over-the-counter. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Equity Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Equity Fund may be required to bear the expenses of registration. To the extent that such securities are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale, they will be subject to such Equity Fund's investment restrictions on illiquid securities, discussed below.

                An Equity Fund, together with any of its "affiliated persons," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), may only purchase up to 3% of the total outstanding securities of any underlying investment company. Accordingly, when an Equity Fund or such "affiliated persons" hold shares of any of the underlying investment companies, such Fund's ability to invest fully in shares of those investment companies is restricted, and Guinness Flight must then, in some instances, select alternative investments that would not have been its first preference.

                There can be no assurance that appropriate investment companies will be available for investment. The Equity Funds do not intend to invest in such investment companies unless, in the judgment of Guinness Flight, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

Global Government Bond Fund

                Global Government Bond Fund assets invested in foreign government securities will be invested in debt obligations and other fixed income securities, in each case denominated in U.S. currencies, non-U.S. currencies or composite currencies including:

                (1) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities;

                (2) debt obligations of supranational entities (described below); and

                (3) debt obligations of the United States Government issued in nondollar securities.

                In making international fixed income securities investments, Guinness Flight may consider, among other things, the relative growth and inflation rates of different countries. Guinness Flight may also consider expected changes in foreign currency exchange rates, including the prospects for central bank intervention, in determining the anticipated returns of securities denominated in foreign currencies. Guinness Flight may further evaluate, among other things, foreign yield curves and regulatory and political factors, including the fiscal and monetary policies of such countries.

                The obligations of foreign governmental entities, including supranational issuers (described below), have various kinds of government support. Obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power or by their agencies. These obligations may or may not be supported by the full faith and credit of a foreign government.

                Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the InterAmerican Development Bank. The governmental agencies, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income.

                The Global Government Bond Fund may invest in United States Government Securities and in options, futures contracts and repurchase transactions with respect to such securities. The term "United States Government Securities" refers to debt securities denominated in United States dollars, issued or guaranteed by the United States Government, by various of its agencies, or by various instrumentalities established or sponsored by the United States Government. Certain of these obligations, including: (1) United States Treasury bills, notes, and bonds; (2) mortgage participation certificates guaranteed by the Government National Mortgage Association ("GNMA"); and (3) Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other United States Government Securities issued or guaranteed by Federal agencies or government sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the United States Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of the instrumentality, such as Federal National Mortgage Association Bonds.

                When purchasing United States Government Securities, Investec Guinness Flight may take full advantage of the entire range of maturities of such securities and may adjust the average maturity of the investments held in the portfolio from time to time, depending upon its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. To the extent that the Global Government Bond Fund invests in the mortgage market, Investec Guinness Flight usually will evaluate, among other things, relevant economic data, environmental and security specific variables such as housing starts, coupon and age trends. To determine relative value among markets, Investec Guinness Flight may use tools such as yield/duration curves, break-even prepayment rate analysis and holding-period-return scenario testing.

                The Global Government Bond Fund may seek to increase its current income by writing covered call options with respect to some or all of the United States Government Securities held in its portfolio. In addition, the Global Government Bond Fund may at times, through the purchase of options on United States Government Securities, and the purchase and sale of futures contracts and related options with respect to United States Government Securities, seek to reduce fluctuations in net asset value by hedging against a decline in the value of the United States Government Securities owned by the Global Government Bond Fund or an increase in the price of such securities which the Global Government Bond Fund plans to purchase, although it is not the general practice to do so. Significant option writing opportunities generally exist only with respect to longer term United States Government Securities. Options on United States Government Securities and futures and related options are not considered United States Government Securities; accordingly, they have a different set of risks and features.

                The Global Government Bond Fund will not invest more than 5% of its net assets in initial margins or premiums for the futures and options. The Global Government Bond Fund will not invest more than 25% of its net assets in securities issued by a single foreign government, or in supranational entities as a group, nor invest more than 25% of its net assets in securities denominated in a single currency other than the U.S. Dollar, British Pound Sterling, Canadian Dollar, Euro, and Japanese Yen.


                         INVESTMENT STRATEGIES AND RISKS

Options and Futures Strategies

                Through the writing of call options and the purchase of options and the purchase and sale of stock index futures contracts, interest rate futures contracts, foreign currency futures contracts and related options on such futures contracts, Investec Guinness Flight may at times seek to hedge against a decline in the value of securities included in a Fund's portfolio or an increase in the price of securities which it plans to purchase for a Fund or to reduce risk or volatility while seeking to enhance investment performance. Expenses and losses incurred as a result of such hedging strategies will reduce a Fund's current return.

                The ability of a Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Although the Funds will not enter into an option or futures position unless a liquid secondary market for such option or futures contract is believed by Investec Guinness Flight to exist, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market thereon would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                Low initial margin deposits made upon the opening of a futures position and the writing of an option involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. However, to the extent a Fund purchases or sells futures contracts and options on futures contracts and purchases and writes options on securities and securities indexes for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the Fund or decreases in the prices of securities the Fund intends to acquire. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes stated below. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations. Although the Funds will only engage in options and futures transactions for limited purposes, such transactions involve certain risks. The Funds will not engage in options and futures transactions for leveraging purposes.

                Upon purchasing futures contracts of the type described above, the Funds will maintain in a segregated account with their Custodian cash or liquid high grade debt obligations with a value, marked-to-market daily, at least equal to the dollar amount of the Funds' purchase obligation, reduced by any amount maintained as margin. Similarly, upon writing a call option, the Funds will maintain in a segregated account with their Custodian, liquid or high grade debt instruments with a value, marked-to-market daily, at least equal to the market value of the underlying contract (but not less than the strike price of the call option) reduced by any amounts maintained as margin.

Writing Covered Call Options on Securities

                Call options may be used to anticipate a price increase of a security on a more limited basis than would be possible if the security itself were purchased. The Funds may write only covered call options. Since it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, this strategy will generally be used when Guinness Flight believes that the call premium received by the Fund plus anticipated appreciation in the price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

                A Fund may write covered call options on optionable securities (stocks, bonds, foreign exchange related futures, options and options on futures) of the types in which it is permitted to invest in seeking to attain its objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. As the writer of the call option, the Fund is obligated to own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges).

                A Fund will receive a premium from writing a call option, which increases the writer's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

                A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

                Options written by the Funds will normally have expiration dates not more than one year from the date written. The exercise price of the options may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current market price of the underlying securities at the times the options are written. A Fund may engage in buy-and-write transactions in which the Fund simultaneously purchases a security and writes a call option thereon. Where a call option is written against a security subsequent to the purchase of that security, the resulting combined position is also referred to as buy-and-write. Buy-and-write transactions using in-the-money call options may be utilized when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. In such a transaction, a Fund's maximum gain will be the premium received from writing the option reduced by any excess of the price paid by the Fund for the underlying security over the exercise price. Buy-and-write transactions using at-the-money call options may be utilized when it is expected that the price of the underlying security will remain flat or advance moderately during the option period. In such a transaction, a Fund's gain will be limited to the premiums received from writing the option. Buy-and-write transactions using out-of-the-money call options may be utilized when it is expected that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the foregoing situations, if the market price of the underlying security declines, the amount of such decline will be offset wholly or in part by the premium received and a Fund may or may not realize a loss.

                To the extent that a secondary market is available on the Exchanges, the covered call option writer may liquidate his position prior to the assignment of an exercise notice by entering a closing purchase transaction for an option of the same series as the option previously written. The cost of such a closing purchase, plus transaction costs, may be greater than the premium received upon writing the original option, in which event the writer will have incurred a loss in the transaction.

Purchasing Put and Call Options on Securities

                A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Funds will reduce any profit they might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

                A Fund may also purchase call options to hedge against an increase in prices of securities that it wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, the Funds will reduce any profit they might have realized had they bought the underlying security at the time they purchased the call option by the premium paid for the call option and by transaction costs.

Purchase and Sale of Options and Futures on Stock Indices

                The Equity Funds may purchase and sell options on stock indices and stock index futures as a hedge against movements in the equity markets.

                Options on stock  indices  are  similar  to options on  specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than on price movements in particular stocks. Currently, index options traded include the S&P 100 Index, the S&P 500 Index, the NYSE Composite Index, the AMEX Market Value Index, the National Over-the-Counter Index and other standard broadly based stock market indices.

                A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. For example, the China & Hong Kong Fund may invest in Hang-Seng Index Futures. No physical delivery of securities is made.

                If Investec Guinness Flight expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities they want ultimately to buy. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Equity Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, Investec Guinness Flight expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities in the Equity Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such put option or futures contract.

Purchase and Sale of Interest Rate Futures

                A Fund may purchase and sell U.S. dollar interest rate futures contracts on U.S. Treasury bills, notes and bonds and non-U.S. dollar interest rate futures contracts on foreign bonds for the purpose of hedging fixed income and interest sensitive securities against the adverse effects of anticipated movements in interest rates.

                A Fund may purchase futures contracts in anticipation of a decline in interest rates when it is not fully invested in a particular market in which it intends to make investments to gain market exposure that may in part or entirely offset an increase in the cost of securities it intends to purchase. The Funds do not consider purchases of futures contracts to be a speculative practice under these circumstances. In a substantial majority of these transactions, the Funds will purchase securities upon termination of the futures contract.

                A Fund may sell U.S. dollar and non-U.S. dollar interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the fixed income securities held by the Funds will fall, thus reducing the net asset value of the holder. This interest rate risk can be reduced without employing futures as a hedge by selling long-term fixed income securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs to the Funds in the form of dealer spreads and brokerage commissions.

                The sale of U.S. dollar and non-U.S. dollar interest rate futures contracts provides an alternative means of hedging against rising interest rates. As rates increase, the value of a Fund's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's investments which are being hedged. While the Funds will incur commission expenses in entering and closing out futures positions (which is done by taking an opposite position from the one originally entered into, which operates to terminate the position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

Options on Stock Index Futures Contracts and Interest Rate Futures Contracts

                A Fund may write call options and purchase  call and put options on stock index and interest rate futures contracts. The Funds may use such options on futures contracts in connection with their hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures. For example, a Fund may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Fund intends to purchase.

Purchase and Sale of Currency Futures Contracts and Related Options

                In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, a Fund may buy or sell foreign currencies or may deal in forward currency contracts. A Fund may also invest in currency futures contracts and related options. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated currency rate changes, and all options on currency futures written by the Funds will be covered.

                A currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract or let the option expire.

                The Funds will write (sell) only covered call options on currency futures. This means that the Funds will provide for their obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. The Funds will, so long as they are obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on stock index futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Funds in cash, cash equivalents or other liquid securities in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, the Fund will so segregate an amount of cash, cash equivalents or other liquid securities equal in value to the difference. Alternatively, a Fund may cover the call option through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

                If other methods of providing appropriate cover are developed, the Funds reserve the right to employ them to the extent consistent with applicable regulatory and exchange requirements.

                In connection with transactions in stock index options, stock index futures, interest rate futures, foreign currency futures and related options on such futures, the Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities generally equal to from 5% to 10% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

Options on Foreign Currencies

                A Fund may write call options and purchase call and put options on foreign currencies to enhance investment performance and for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized as described above. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Funds will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

                Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

                Also, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

                The Funds intend to write only covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian, which acts as the Fund's custodian, or by a designated sub-custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price or the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities and other high-grade liquid debt securities in a segregated account with its custodian or with a designated sub-custodian.

Forward Foreign Currency Exchange Contracts

                A Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from variations in foreign exchange rates. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, which is individually negotiated and privately traded by currency traders and their customers. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). In this situation, the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where it believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the sector are denominated ("cross-hedge"). If a Fund enters into a position hedging transaction, cash not available for investment or U.S. Government Securities or other high quality debt securities will be placed in a segregated account in an amount sufficient to cover the Fund's net liability under such hedging transactions. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to its position hedging transactions. As an alternative to maintaining all or part of the separate account, a Fund may purchase a call option permitting it to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or a Fund may purchase a put option permitting it to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices would result in lower overall performance for a Fund than if it had not entered into such contracts.

                Generally, the Funds will not enter into a forward foreign currency exchange contract with a term of greater than one year. At the maturity of the contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of foreign currency.

                It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

                If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between entering into a forward contract for the sale of a foreign currency and the date the Fund enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency the Fund has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency the Fund has agreed to purchase exceeds the price of the currency the Fund has agreed to sell.

                The Funds' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by Guinness Flight. It also should be realized that this method of protecting the value of a Fund's portfolio securities against the decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

Additional Risks of Futures Contracts and Related Options, Forward Foreign Currency Exchange Contracts and Options on Foreign Currencies

                The market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

                In addition, futures contracts in which a Fund may invest may be subject to commodity exchange imposed limitations on fluctuations in futures contract prices during a single day. Such regulations are referred to as "daily price fluctuation limits" or "daily limits." During a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a futures contract has increased or decreased by an amount equal to the daily limit, positions in those futures cannot be taken or liquidated unless both a buyer and seller are willing to effect trades at or within the limit. Daily limits, or regulatory intervention in the commodity markets, could prevent a Fund from promptly liquidating unfavorable positions and adversely affect operations and profitability.

                Options on foreign currencies and forward foreign currency exchange contracts ("forward contracts") are not traded on contract markets regulated by the Commodity Futures Trading Commission ("CFTC") and are not regulated by the SEC. Rather, forward currency contracts are traded through financial institutions acting as market makers. Foreign currency options are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In the forward currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

                Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

                The purchase and sale of exchange-traded foreign currency options, however, are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

                In addition, futures contracts and related options and forward contracts and options on foreign currencies may be traded on foreign exchanges, to the extent permitted by the CFTC. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by
(a) other complex foreign political and economic factors, (b) lesser availability than in the United States of data on which to make trading decisions, (c) delays in a Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States and the United Kingdom, (d) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (e) lesser trading volume.

Forward Commitments

                The Funds may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") because new issues of securities are typically offered to investors, such as the Funds, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds will enter into such contracts with the intention of acquiring the securities, the Funds may dispose of a commitment prior to a settlement date if Guinness Flight deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

Regulatory Matters

                In connection with its proposed futures and options transactions, each Fund will file with the CFTC a notice of eligibility for exemption from the definition of (and therefore from CFTC regulation as) a "commodity pool operator" under the Commodity Exchange Act.

                The Staff of the SEC has taken the position that the purchase and sale of futures contracts and the writing of related options may involve senior securities for the purposes of the restrictions contained in Section 18 of the 1940 Act on investment companies issuing senior securities. However, the Staff has issued letters declaring that it will not recommend enforcement action under Section 18 if an investment company:

                         (i) sells futures contracts on an index of securities that correlate with its portfolio securities to offset expected declines in the value of its portfolio securities;

                         (ii) writes call options on futures contracts, stock indexes or other securities, provided that such options are covered by the investment company's holding of a corresponding long futures position, by its ownership of portfolio securities which correlate with the underlying stock index, or otherwise;

                         (iii) purchases futures contracts, provided the investment company establishes a segregated account ("cash segregated account") consisting of cash or cash equivalents in an amount equal to the total market value of such futures contracts less the initial margin deposited therefor; and

                         (iv) writes put options on futures contracts, stock indices or other securities, provided that such options are covered by the investment company's holding of a corresponding short futures position, by establishing a cash segregated account in an amount equal to the value of its obligation under the option, or otherwise.

                  In addition, the Funds are eligible for, and are claiming, exclusion from the definition of the term Commodity Pool Operator in connection with the operations of the Funds, in accordance with subparagraph (1) of paragraph (a) of CFTC Rule 4.5, because each Fund represents that it will operate in a manner such that:
                  (i) each Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Commission Rule 1.3(z)(1); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of Rule 1.3(z)(1), each Fund will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed five (5) percent of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in Commission Rule 190.01(x) may be excluded in computing such five (5) percent;

                  (ii) each Fund will not be, and has not been, marketing participations to the public as or in a commodity pool or otherwise as or in a vehicle for trading in the commodity futures or commodity options markets;

                  (iii) each Fund will disclose in writing to each prospective participant the purpose of and the limitations on the scope of the commodity futures and commodity options trading in which the Fund intends to engage; and

                  (iv) each Fund will submit to such special calls as the Commission may make to require the Fund to demonstrate compliance with the provisions of Commission Rule 4.5(c).

                  The Funds will conduct their purchases and sales of futures contracts and writing of related options transactions in accordance with the foregoing.

Repurchase Agreements

                  A Fund may enter into repurchase agreements. Under a repurchase agreement, a Fund acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The resale price is in excess of the purchase price in that it reflects an agreed upon market interest rate effective for the period of time during which the Fund's money is invested. A Fund's risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date. When a Fund enters into a repurchase agreement, it obtains collateral having a value at least equal to the amount of the purchase price. Repurchase agreements can be considered loans as defined by the 1940 Act, collateralized by the underlying securities. The return on the collateral may be more or less than that from the repurchase agreement. The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest earned. In evaluating whether to enter into a repurchase agreement, Guinness Flight will carefully consider the creditworthiness of the seller. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss.

Illiquid and Restricted Securities

                  The Funds have adopted the following investment policy, which may be changed by the vote of the Board of Trustees. The Funds will not invest in illiquid securities if immediately after such investment more than 15% of a Fund's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) participation interests in loans that are not subject to puts, (c) covered call options on portfolio securities written by a Fund over-the-counter and the cover for such options and (d) repurchase agreements not terminable within seven days.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered for sale to the public, securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended, are technically considered "restricted securities", the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above, provided that a determination is made that such securities have a readily available trading market. Investec Guinness Flight will determine the liquidity of Rule 144A securities under the supervision of the Funds' Board of Trustees. The liquidity of Rule 144A securities will be monitored by Investec Guinness Flight, and if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

                  In reaching a liquidity decision, Investec Guinness Flight will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


                  OTHER RISK FACTORS AND SPECIAL CONSIDERATIONS

                  Investors should recognize that investing in securities of companies in emerging market countries involves certain special considerations and risk factors which are not typically associated with investing in securities of U.S. companies. The following disclosure augments the information provided in the prospectus.

Economic and Political Risks

                  The economies of foreign countries may differ unfavorably from the United States economy in such respects as, but not limited to, growth of domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Further, economies of foreign countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by the economic conditions of the countries in which they trade, as well as trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by such countries.

                  With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulations, social instability or diplomatic developments (including war) which could adversely affect the economies of such countries or the Funds' investments in those countries. In addition, it may be more difficult to obtain a judgment in a court outside the United States.

China Political Risks

                  The Chinese economy previously operated as a Socialist economic system, relying heavily upon government planning from 1949, the year in which the Communists seized power, to 1978, the year Deng Xiaoping instituted his first economic reforms.

                  Economic reforms in China are transforming its economy into a market system that has stimulated significant economic growth. As a result of such reform, the living standards of the 800 million rural workers have improved. Farm reform led to the doubling of China's farmers' incomes over the 1980's. The next stage of reform gave rise to small scale entrepreneurs and stimulated light and medium industry. In addition, a cheap and abundant supply of labor has attracted foreign investment in China. Special Economic Zones, five originally and over thirty today, were set up, providing tax advantages to foreign investors. Further, the Shenzhen and Shanghai Stock Exchanges have recently opened. Class "A" and Class "B" shares are traded on both exchanges. While only resident Chinese can purchase Class "A" shares, foreign investors (such as the Funds) can purchase Class "B" shares. Over the period 1978 to 1997, China's gross domestic product grew between 9% and 10% per annum. By 1995, China had become one of the world's major trading nations. The World Bank forecasts that China will have the world's largest economy by 2003.

                  In 1984, China and Britain signed the Joint Declaration, which allowed for the termination of British rule in Hong Kong on June 30, 1997, but which maintains the previously existing capitalist economic and social system of Hong Kong for 50 years beyond that date. Obviously, there are risks arising from Hong Kong's return to China under the "one country two systems" proposal. However, Hong Kong and China are interdependent; 70% of foreign investment in China is from Hong Kong and China has large shareholdings in Hong Kong companies. Investec Guinness Flight believes that China is unlikely to damage the Hong Kong economy and destroy the value of their investments. Today, Hong Kong's stock market is one of the largest in the world and is highly liquid and extensively regulated.

                  Notwithstanding the beliefs of Investec Guinness Flight, investors should realize that there are significant risks to investing in China and Hong Kong. The risks include:

                  (1) that political instability may arise as a result of indecisive leadership;

                  (2) that hard line Marxist Leninists might regain the political initiative;

                  (3) that social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident; and

                  (4) that the threat of armed conflict exists over the unresolved situation concerning Taiwan.

                  Investors should further realize that the central government of China is communist and, while a liberal attitude towards foreign investment and capitalism prevails at present, a return to hard line communism and a reaction against capitalism and the introduction of restrictions on foreign investment is a possibility. There can be no assurance that the Chinese government will continue to pursue its economic reform policies or, if it does, that those policies will be successful. The issue of "B" shares, "H" shares and "N" shares by Chinese companies and the ability to obtain a "back-door listing" through Red Chips is still regarded by the Chinese authorities as an experiment in economic reform. The reformist elements which now dominate Chinese policies remain ideologically communist and political factors may, at any time, outweigh economic policies and the encouragement of foreign investment. The Funds will be highly sensitive to any significant change in political, social or economic policy in China. Such sensitivity may, for the reasons specified above, adversely affect the capital growth and thus the performance of the Funds. Investec Guinness Flight, however, believes that the process of reform has now gone too far to be easily reversed.

INVESTMENT IN CHINA AT PRESENT INVOLVES ABOVE AVERAGE RISK DUE TO A NUMBER OF SPECIAL FACTORS DESCRIBED HEREIN. INVESTMENT IN THE FUNDS SHOULD BE REGARDED AS LONG TERM IN NATURE. THE FUNDS ARE SUITABLE ONLY FOR THOSE INVESTORS WHO CAN AFFORD THE RISKS INVOLVED AND SHOULD CONSTITUTE ONLY A LIMITED PART OF AN INVESTOR'S PORTFOLIO. THE PRICE OF THE FUNDS MAY EXPERIENCE SIGNIFICANT FLUCTUATIONS.

Securities Market Risks

                  In general, trading volume on foreign stock exchanges is substantially less than that on the New York Stock Exchange. Further, securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Securities without a readily available market will be treated as illiquid securities for purposes of the Funds' limitations on such purchases. Similarly, volume and liquidity in most foreign bond markets can be substantially less than in the United States, and consequently, volatility of price can be greater than in the United States. Fixed commissions on foreign markets are generally higher than negotiated commissions on United States exchanges; however, the Funds will endeavor to achieve the most favorable net results on their portfolio transactions and may be able to purchase the securities in which the Funds may invest on other stock exchanges where commissions are negotiable.

                  With regard to China, both the Shanghai and the Shenzhen securities markets are in their infancy and are undergoing a period of development and change. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulations. In addition, the choice of investments available to the Funds will be severely limited as compared with the choice available in other markets due to the small but increasing number of "B" share, "H" share, "N" share and Red Chip issues currently available. There is a low level of liquidity in the Chinese securities markets, which are relatively small in terms of both combined total market value and the number of "B" shares, "H" shares, "N" shares and Red Chips available for investment. Shareholders are warned that this could lead to severe price volatility.

Small Capitalization Issuers

                  Investors should be aware that investments in small capitalization issuers carry more risk than investments in issuers with market capitalizations greater than $1 billion. Generally, small companies rely on limited product lines, financial resources, and business activities that make them more susceptible to setbacks or downturns. In addition, the stock of such companies may be more thinly traded. Accordingly, the performance of small capitalization issuers may be more volatile.

Interest Rate Fluctuations

                  Generally, the value of fixed income securities will change as interest rates fluctuate. During periods of falling interest rates, the values of outstanding long-term debt obligations generally rise. Conversely, during periods of rising interest rates, the value of such securities generally declines. The magnitude of these fluctuations generally will be greater for securities with longer maturities.

Governmental Credit Risk

                  The obligations of foreign government entities, including supranational issuers, have various kinds of government support. Although obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other government with taxing power, or by their agencies, these obligations may or may not be supported by the full faith and credit of a foreign government.

Accounting Standards and Legal Framework

                  Many foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, practices and disclosure requirements comparable to those applicable to United States companies. Consequently, there may be less publicly available information about such companies than about United States companies. Further, there is generally less governmental supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

                  With regard to China, the national regulatory and legal framework for capital markets and joint stock companies is not well developed compared to those of Western countries. Certain matters of concern to foreign shareholders are not adequately dealt with or are only covered in a number of national and local laws and regulations. As the efficacy of such laws and regulations is as yet uncertain, there can be no assurance as to the extent to which rights of foreign shareholders will be protected.

                  Further, Chinese companies are not required to follow international accounting standards. There are a number of differences between international accounting standards and accounting practice in China, including the valuation of property and other assets (in particular inventory and investments and provisions against debtors), accounting for depreciation, consolidation, deferred taxation and contingencies and the treatment of exchange differences. There may, therefore, be significant differences in the preparation of financial statements by accountants following Chinese accounting standards and practices when compared with those prepared in accordance with international accounting standards. All issuers of "B" shares, "H" shares, "N" shares and Red Chips are, however, required to produce accounts which are prepared in accordance with international accounting standards.

Additional Foreign Currency Considerations

                  The Funds' assets will be invested principally in securities of entities in foreign markets and substantially all of the income received by the Funds will be in foreign currencies. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund will be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. The liquidation of investments, if required, may have an adverse impact on a Fund's performance.

                  Changes in foreign currency exchange rates also will affect the value of securities in the Funds' portfolios and the unrealized appreciation or depreciation of investments. Further, a Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

                  A Fund may enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as purchase put or call options on currencies, in U.S. or foreign markets to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in hedging transactions. There can be no guarantee that instruments suitable for hedging currency or market shifts will be available at the time when a Fund wishes to use them. Moreover, investors should be aware that in most emerging market countries, such as China, the markets for certain of these hedging instruments are not highly developed and that in many emerging market countries no such markets currently exist.

Investment Funds and Repatriation Restrictions

                         Some foreign  countries have laws and regulations which
currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities listed and traded on the stock exchanges in these countries is permitted by certain foreign countries through investment funds which have been specially authorized. See "Tax Matters" for an additional discussion concerning such investments. The Funds may invest in these investment funds; however, if the acquired investment fund is registered pursuant to the 1940 Act, then the acquiring Fund may not own
(i) more than three percent of the total outstanding voting stock of the acquired investment fund, (ii) securities issued by the acquired investment fund having an aggregate value of more than five percent of the total assets of the Fund, or (iii) securities issued by the acquired investment fund and all other registered investment funds having an aggregate value of more than 10 percent of the total assets of the Fund. If a Fund invests in such investment funds, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund, but also will bear indirectly similar expenses of the underlying investment funds. Investec Guinness Flight has agreed to waive its management fees with respect to the portion of a Fund's assets invested in shares of other open-end investment companies. A Fund would continue to pay its own management fees and other expenses with respect to its investments in shares of closed-end investment companies.

In addition to the foregoing investment restrictions, prior governmental approval for foreign investments may be required under certain circumstances in some foreign countries, and the extent of foreign investment in foreign companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some foreign countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental approval for such repatriation.

                      INVESTMENT RESTRICTIONS AND POLICIES

                  Investment restrictions are fundamental policies and cannot be changed without approval of the holders of a majority (as defined in the 1940
Act) of the outstanding shares of a Fund. As used in the Prospectus and Statement of Additional Information, the term "majority of the outstanding shares" of a Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the outstanding shares of the Fund. The following are the Funds' investment restrictions set forth in their entirety. Investment policies are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Investment Restrictions

                  Each Fund may not:

                  1. Issue senior securities, except that a Fund may borrow up to 33 1/3% of the value of its total assets from a bank (i) to increase its holdings of portfolio securities, (ii) to meet redemption requests, or (iii) for such short-term credits as may be necessary for the clearance or settlement of the transactions. A Fund may pledge its assets to secure such borrowings.

                  2. Invest 25% or more of the total value of its assets in a particular industry, except that this restriction shall not apply to U.S. Government Securities.

                  3. Buy or sell commodities or commodity contracts or real estate or interests in real estate (including real estate limited partnerships), except that it may purchase and sell futures contracts on stock indices, interest rate instruments and foreign currencies, securities which are secured by real estate or commodities, and securities of companies which invest or deal in real estate or commodities.

                  4. Make loans, except through repurchase agreements to the extent permitted under applicable law.

                  5. Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

Investment Policies

                  Each Fund may not:

                  1. Purchase securities on margin, except such short-term credits as may be necessary for clearance of transactions and the maintenance of margin with respect to futures contracts.

                  2. Make short sales of securities or maintain a short position (except that the Fund may maintain short positions in foreign currency contracts, options and futures contracts).

                  3. Purchase or otherwise acquire the securities of any open-end investment company (except in connection with a merger, consolidation, acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, the Fund and all of its affiliates would own more than 3% of the total outstanding stock of that company.

                  Percentage restrictions apply at the time of acquisition and any subsequent change in percentages due to changes in market value of portfolio securities or other changes in total assets will not be considered a violation of such restrictions.

                             PORTFOLIO TRANSACTIONS

                  All orders for the purchase or sale of portfolio securities are placed on behalf of the Funds by Investec Guinness Flight subject to the supervision of the Guinness Flight Funds and the Board of Trustees and pursuant to authority contained in the Investment Advisory Agreement between the Funds and Guinness Flight. In selecting brokers or dealers, Investec Guinness Flight will consider various relevant factors, including, but not limited to: the best net price available, the size and type of the transaction, the nature and character of the markets for the security to be purchased or sold, the execution efficiency, settlement capability, financial condition of the broker-dealer firm, the broker-dealer's execution services rendered on a continuing basis and the reasonableness of any commissions.

                  In addition to meeting the primary requirements of execution and price, brokers or dealers may be selected who provide research services, or statistical material or other services to a Fund or to Investec Guinness Flight for the Fund's use, which in the opinion of the Board of Trustees, are reasonable and necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis or reports, sales literature and statistical services furnished either directly to a Fund or to Investec Guinness Flight. Such allocation shall be in such amounts as Guinness Flight Funds shall determine and Investec Guinness Flight shall report regularly to Guinness Flight Funds who will in turn report to the Board of Trustees on the allocation of brokerage for such services.

                  The receipt of research from brokers or dealers may be useful to Investec Guinness Flight in rendering investment management services to its other clients, and conversely, such information provided by brokers or dealers who have executed orders on behalf of Investec Guinness Flight's other clients may be useful to Investec Guinness Flight in carrying out its obligations to the Funds. The receipt of such research may not reduce Investec Guinness Flight's normal independent research activities.

                  Investec  Guinness  Flight is  authorized  to place  portfolio
transactions  with  brokerage  firms  that  have  provided   assistance  in  the
distribution of shares of the Funds and is authorized to use the Funds' Distributor on an agency basis, to effect a substantial amount of the portfolio transactions which are executed on the New York or American Stock Exchanges, Regional Exchanges and Foreign Exchanges where relevant, or which are traded in the over-the-counter market.

                  Brokers or dealers who execute portfolio transactions on behalf of a Fund may receive commissions which are in excess of the amount of commissions which other brokers or dealers would have charged for effecting such transactions provided Guinness Flight Funds determines in good faith that such commissions are reasonable in relation to the value of the brokerage and/or research services provided by such executing brokers or dealers viewed in terms of a particular transaction or Investec Guinness Flight's overall responsibilities to a Fund.

                  It may happen that the same security will be held by other clients of Guinness Flight. When the other clients are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in accordance with a formula considered by Investec Guinness Flight to be equitable to each, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. In some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

Brokerage commissions paid by the Funds were as follows:


    Year Ended          Asia Blue         Asia Small     China & Hong Kong       Mainland         New Europe       Wired Index
   December 31,         Chip Fund          Cap Fund             Fund            China Fund           Fund              Fund
   ------------         ---------          --------      -----------------      ----------           ----              ----

       1998              $53,232           $340,342         $607,981               $88,875           $131 /1/        $12,152 /2/
       1997              $37,794         $1,271,036         $714,450               $18,313 /3/
       1996              $23,303           $204,067 /4/     $736,492                    --


The increase in Asia Small Cap Fund's brokerage commissions in 1997 is primarily due to volatile Asian equity markets in 1997.


                         COMPUTATION OF NET ASSET VALUE

                  The net asset value of the Funds is determined at 4:00 p.m. New York time, on each day that the New York Stock Exchange is open for business and on such other days as there is sufficient trading in a Fund's securities to affect materially the net asset value per share of the Fund. The Funds will be closed on New Years Day, Presidents' Day, Martin Luther King, Jr.'s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of the Asia Blue Chip Fund, Asia Small Cap Fund, China & Hong Kong Fund and Mainland China Fund is determined as of 9:30 a.m. Eastern Time on each day the New York Stock Exchange is open for business.

                  The Funds will invest in foreign securities, and as a result, the calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of certain of the portfolio securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees. Portfolio securities of a Fund that are traded both on an exchange and in the over-the-counter market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of the currencies against U.S. Dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation. (For securities traded on the New York Stock Exchange, the valuation will be the last reported sales price as of the close of the Exchange's regular trading session, currently 4:00 p.m. New York time.) If there is no such reported sale or the valuation is based on the over-the-counter market, the securities will be valued at the last available bid price or at the mean between the bid and asked prices, as determined by the Board of Trustees. As of the date of this Statement of Additional Information, such securities will be valued by the latter method. Securities for which reliable quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees of the Funds.


-----------------------------

1        For the period 11/23/98 (commencement of operations) to 12/31/98.
2        For the period 12/15/98 (commencement of operations) to 12/31/98.
3        For the period 11/3/97 (commencement of operations) to 12/31/97.
4        For the period 4/29/96 (commencement of operations) to 12/31/96.

                  Money market instruments with less than sixty days remaining to maturity when acquired by the Funds will be valued on an amortized cost basis by the Funds, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a Fund acquires a money market instrument with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Board of Trustees determines during such 60 day period that this amortized cost value does not represent fair market value.

                  All liabilities incurred or accrued are deducted from a Fund's total assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                             PERFORMANCE INFORMATION

                  For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance will be stated both in terms of total return and in terms of yield. The total return basis combines principal and dividend income changes for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period and assume reinvestment of dividends and distributions paid by the Fund. Dividends and distributions are comprised of net investment income and net realized capital gains. Under the rules of the Commission, funds advertising performance must include total return quotes calculated according to the following formula:

                           P(1 + T)n = ERV

                  Where    P = a hypothetical initial payment of $1,000
                           T = average annual total return
                           n = number of years (1, 5 or 10)
                           ERV = ending redeemable value of a hypothetical
                                 $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

                In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

                A Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc. or similar independent services or financial publications, the Fund calculates its aggregate total return for the specified periods of time by assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial net asset value of the investment from the ending net asset value and by dividing the remainder by the beginning net asset value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the Commission's rules.

                In addition to the total return quotations discussed above, a Fund may advertise its yield based on a 30 day (or one month) period ended on the date of the most recent balance sheet included in the Fund's Post-Effective Amendment to its Registration Statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                  YIELD =   2[(ab +1)61]
                                                        cd

     Where:              a = dividends and interest earned during the period.
                         b = expenses accrued for the period (net of
                             reimbursements).
                         c = the average daily number of shares  outstanding
                             during the period that were entitled to receive dividends.
                         d = the maximum offering price per share on the last
                             day of the period.

                Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30 day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 expenses are included among the expenses accrued for the period. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

                Any quotation of performance stated in terms of yield will be given no greater prominence than the information prescribed under the SEC's rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                The annual compounded rate of total return for the one year period ended December 31, 1998 and the average annual compounded rate of total return from June 30, 1994 (inception) to December 31, 1998 for the China & Hong Kong Fund was -15.27% and 0.18%, respectively, and for the Global Government Bond Fund was 17.89% and 8.43%, respectively. The annual compounded rate of total return for the one-year period ended December 31, 1998 and the average annual compounded rate of total return from April 29, 1996 (inception) to December 31, 1998 for the Asia Blue Chip Fund was -11.78% and -18.91%, respectively, and for the Asia Small Cap Fund was -30.83 and -20.50%, respectively. The annual rate of total return for the one year period ended December 31, 1998 and the average annual compounded rate of total return from November 3, 1997 (inception) to December 31, 1998 for the Mainland China Fund was -24.96% and -25.67%, respectively. For the 30 day period ended December 31, 1998, the Global Government Bond Fund's yield was 4.28%.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                The Funds have elected to be governed by Rule 18f-1 of the 1940 Act, under which a Fund is obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the Fund or $250,000 during any 90 day period. Should any shareholder's redemption exceed this limitation, a Fund can, at its sole option, redeem the excess in cash or in readily marketable portfolio securities. Such securities would be selected solely by the Fund and valued as in computing net asset value. In these circumstances a shareholder selling such securities would probably incur a brokerage charge and there can be no assurance that the price realized by a shareholder upon the sale of such securities will not be less than the value used in computing net asset value for the purpose of such redemption.

                Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. Each Fund will be deemed to have received the order when an authorized broker or broker authorized designee accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker authorized designee.

                                   TAX MATTERS

                The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company
-----------------------------------------------

                Each Fund has elected to be taxed as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

                In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

                In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), will generally be treated as ordinary income or loss.

                In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (as applicable, depending on the type of the Fund) (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, or (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

                Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

                Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain that is recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capital interest on acquisition indebtedness under Code section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed through to the Fund's shareholders.

                Certain transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for that taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts.

                A Fund may purchase  securities  of certain  foreign  investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If a Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualifying electing fund (a "QEF"), in which case it will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, for tax years beginning after December 31, 1997, the Fund may make a mark-to-market election with respect to its PFIC stock. Pursuant to such an election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over its adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of such stock at the end of a given taxable year, such excess will be deductible as ordinary loss in the amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. The Fund's holding period with respect to its PFIC stock subject to the election will commence on the first day of the following taxable year. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

                Finally, if the Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon a sale or other disposition of its interest in the PFIC or any "excess distribution" (as defined) received by the Fund from the PFIC will be allocated ratably over the Fund's holding period in the PFIC stock,
(2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate, as the case may be) in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

                Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.

                In addition to satisfying the requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

                If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies
--------------------------------------------

                A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon an actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

                Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions
------------------

                Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they generally should not qualify for the 70% dividends-received deduction for corporate shareholders.

                A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares.

                Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each such shareholder received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

                Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount.

                Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested in various countries is not known. If more than 50% of the value of a Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, a Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If a Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from a Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

                Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

                Distributions by a Fund will be treated in the manner described above regardless of whether they are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects realized but undistributed income or gain, or unrealized appreciation in the value of the assets held by the Fund, distributions of such amounts to the shareholder will be taxable in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

                Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

                Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).

Sale or Redemption of Shares
----------------------------

                A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Long-term capital gain recognized by an individual shareholder will be taxed at the lowest rates applicable to capital gains if the holder has held such shares for more than 18 months at the time of the sale. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders
--------------------

                Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

                If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from a Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

                If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income and capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

                In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or subject to withholding tax at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

                The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations
------------------------------------------------------

                The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

                Rules of state and local taxation of ordinary income and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.


                             MANAGEMENT OF THE FUNDS

         The Board of Trustees manages the business and affairs of the Funds. The Board approves all significant agreements between the Funds and companies and individuals that provide services to the Funds. The officers of the Funds manage the day-to-day operations of the Funds. The day-to-day operations of the Funds are always subject to the investment objective of each Fund. The Board of Trustees supervises the day-to-day operations

         The Board of Trustees and executive officers of the Funds and their principal occupations for the past five years are listed below. The address of each Trustee is 225 South Lake Avenue, Suite 777, Pasadena, California, 91101.

Timothy W.N. Guinness -- Trustee. Mr. Guinness has been the Chief Executive Officer and Joint Chairman of Investec Guinness Flight since August 1998. Previously, Mr. Guinness was the Chief Executive Officer of Guinness Flight Hambro Asset Management Limited, London, England.

James I. Fordwood* -- Trustee. Mr. Fordwood is President of Balmacara Production Inc., an investment holding and management services company that he founded in 1987. Currently, Balmacara generally is responsible for the general accounts and banking functions for United States companies specializing in oil and gas operations.

Dr. Gunter Dufey* --Trustee. Dr. Dufey has been a member of the faculty of the Graduate School of Business Administration at the University of Michigan since 1969. His academic interests center on International Money and Capital Markets as well as on Financial Policy of Multinational Corporations. Outside of academia, he has been a member of the Board of Directors of GMAC Auto Receivables Corporation since 1992.

Dr. Bret A. Herscher* - Trustee. Dr. Herscher is President of Pacific Consultants, a technical and technology management consulting company serving the Electronic industry and venture capital community, which he co-founded in 1988. Additionally, Dr. Herscher has been a Director of Strawberry Tree Incorporated, a manufacturer of computer based Data Acquisition and Control products for factory and laboratory use, since 1989.

J. Brooks Reece, Jr.* -- Trustee. Mr. Reece has been a Vice-President of Adcole Corporation, a manufacturer of precision measuring machines and sun angle sensors for space satellites, since 1993. Prior to becoming a Vice-

-------------------------

* Not an "interested person", as that term is defined by the 1940 Act.

President, he was the Manager of sales and marketing. In addition, Mr. Reece is the Vice-President and Director of Adcole Far East, Ltd., a subsidiary that manages Adcole sales and service throughout Asia. He has held this position since 1986.

James J. Atkinson, Jr. -- President. Mr. Atkinson has been an executive Director of Guinness Flight Investment Management Limited, based in Pasadena California, since November 1993.

Robert H. Wadsworth -- Assistant Treasurer. 4455 East Camelback Road, Suite 261E, Phoenix, Arizona 85018. President, Robert H. Wadsworth and Associates, Inc. (consultants) and Investment Company Administration L.L.C. President and Treasurer, First Fund Distributors, Inc.

Eric M. Banhazl --Treasurer. 2020 East Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, Robert H. Wadsworth & Associates, Inc. (consultants) and Investment Company Administration Corporation since March 1990; Formerly Vice President, Huntington Advisors, Inc. (investment advisor).

Steven J. Paggioli -- Secretary. 915 Broadway, Suite 1605, New York, New York 10010. Executive Vice President, Robert H. Wadsworth & Associates, Inc. (consultant) and Investment Company Administration L.L.C. Vice President and Secretary, First Fund Distributors, Inc.

Rita Dam --Assistant Treasurer. 2020 East Financial Way, Suite 100, Glendora, California 91741. Vice President, Investment Company Administration L.L.C. since 1994. Member of the Financial Services Audit Group at Coopers & Lybrand, LLP from 1989-1994.

Robin Berger -- Assistant Secretary.915 Broadway, Suite 1605, New York, New York, 10010. Vice President, Robert H. Wadsworth and Associates, Inc. since June 1993; Formerly Regulatory and compliance Coordinator, Equitable Capital Management, Inc. (1991-93).

                The table below illustrates the compensation paid to each Trustee for the Guinness Flight Funds' most recently completed fiscal year:




                           Aggregate            Pension or                                    Total  Compensation
                           Compensation from    Retirement Benefits    Estimated Annual       from Guinness Flight
Name of Person,            Guinness Flight      Accrued as Part of     Benefits Upon          Funds Paid to
Position                   Funds                Fund Expenses          Retirement             Trustees
--------                   -----------          -------------          ----------             --------

Dr. Gunter Dufey                  $10,000                $0                     $0                   $10,000

James I. Fordwood                 $10,000                $0                     $0                   $10,000

Dr. Bret Herscher                 $10,000                $0                     $0                   $10,000

J. Brooks Reece, Jr.              $10,000                $0                     $0                   $10,000


                As of the date of this Statement of Additional Information, to the best of the knowledge of the Guinness Flight Funds, the Board of Trustees and officers of the Funds, as a group, owned of record less than 1% of the Funds' outstanding shares.

                 THE INVESTMENT ADVISOR AND ADVISORY AGREEMENTS

                Investec Guinness Flight furnishes investment advisory services to the Funds. Under the Investment Advisory Agreement (the "Agreement"), Investec Guinness Flight directs the investments of the Funds in accordance with the investment objectives, policies, and limitations provided in the Funds' Prospectus or other governing instruments, the 1940 Act, and rules thereunder, and such other limitations as the Funds may impose by notice in writing to Investec Guinness Flight. Investec Guinness Flight also furnishes all necessary office facilities, equipment and personnel for servicing the investments of the Funds; pays the salaries and fees of all officers of Investec Guinness Flight
Funds other than those whose salaries and fees are paid by Guinness Flight Funds' administrator or distributor; and pays the salaries and fees of all Trustees of Guinness Flight Funds who are "interested persons" of Investec Guinness Flight Funds or of Investec Guinness Flight and of all personnel of Guinness Flight Funds or of Investec Guinness Flight performing services relating to research, statistical and investment activities. Investec Guinness Flight is authorized, in its discretion and without prior consultation with the Funds, to buy, sell, lend and otherwise trade, consistent with the Fund's then current investment objective, policies and restrictions in any bonds and other securities and investment instruments on behalf of the Funds. The investment policies and all other actions of the Funds are at all times subject to the control and direction of Guinness Flight Funds' Board of Trustees.

                Investec Guinness Flight performs (or arranges for the performance of) the following management and administrative services necessary for the operation of Guinness Flight Funds: (i) with respect to the Funds, supervising relations with, and monitoring the performance of, custodians, depositories, transfer and pricing agents, accountants, attorneys, underwriters, brokers and dealers, insurers and other persons in any capacity deemed to be necessary or desirable; (ii) investigating the development of and developing and implementing, if appropriate, management and shareholder services designed to enhance the value or convenience of the Funds as an investment vehicle; and
(iii) providing administrative services other than those provided by Guinness Flight Funds' administrator.

                Investec Guinness Flight also furnishes such reports, evaluations, information or analyses to Guinness Flight Funds as Guinness Flight Funds' Board of Trustees may request from time to time or as Investec Guinness Flight may deem to be desirable. Guinness Flight makes recommendations to Guinness Flight Funds' Board of Trustees with respect to Guinness Flight Funds' policies, and carries out such policies as are adopted by the Trustees. Investec Guinness Flight, subject to review by the Board of Trustees, furnishes such other services as it determines to be necessary or useful to perform its obligations under the Agreements.

                All other costs and expenses not expressly assumed by Investec Guinness Flight under the Agreements or by the Administrator under the administration agreement between it and the Funds on behalf of the Funds shall be paid by the Funds from the assets of the Funds, including, but not limited to fees paid to Investec Guinness Flight and the Administrator, interest and taxes, brokerage commissions, insurance premiums, compensation and expenses of the Trustees other than those affiliated with the adviser or the administrator, legal, accounting and audit expenses, fees and expenses of any transfer agent, distributor, registrar, dividend disbursing agent or shareholder servicing agent of the Funds, expenses, including clerical expenses, incident to the issuance, redemption or repurchase of shares of the Funds, including issuance on the payment of, or reinvestment of, dividends, fees and expenses incident to the registration under Federal or state securities laws of the Funds or their shares, expenses of preparing, setting in type, printing and mailing prospectuses, statements of additional information, reports and notices and proxy material to shareholders of the Funds, all other expenses incidental to holding meetings of the Funds' shareholders, expenses connected with the execution, recording and settlement of portfolio securities transactions, fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts, expenses of calculating net asset value of the shares of the Funds, industry membership fees allocable to the Funds, and such extraordinary expenses as may arise, including litigation affecting the Funds and the legal obligations which the Funds may have to indemnify the officers and Trustees with respect thereto.

                Expenses which are attributable to the Funds are charged against the income of the Funds in determining net income for dividend purposes. Investec Guinness Flight, from time to time, may voluntarily waive all or a portion of its fees payable under the Agreement.

                The Agreement was approved by the Board of Trustees on June 3, 1998 and by the shareholders of the Funds on August 25, 1998 at a shareholder meeting called for that purpose. The Agreement will remain in effect for two years from the date of execution and shall continue from year to year thereafter if it is specifically approved at least annually by the Board of Trustees and the affirmative vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trustees or Investec Guinness Flight may terminate the Agreement on 60 days' written notice without penalty. The Agreement terminates automatically in the event of its "assignment", as defined in the 1940 Act.

                As compensation for all services rendered under the Agreement, Investec Guinness Flight will receive an annual fee, payable monthly, of 1.00% of the Asia Blue Chip Fund's, Asia Small Cap Fund's, China & Hong Kong Fund's, Mainland China Fund's and New Europe Fund's average daily net assets and .75% of the Global Government Bond Fund's average daily net assets. Investec Guinness Flight will receive an annual fee of 0.90% of the Wired Index Fund's average daily net assets up to $100 million, 0.75% of average daily net assets between $100 and $500 million, and 0.60% of average daily net assets in excess of $500 million.

Advisory fees and expense reimbursements/(recoupments) were as follows:


                                                                Gross                    Expenses
                                                               Advisory                (Reimbursed)/
                                                                 Fee                     Recouped

                                                      -----------------------------------------------------

Fiscal year ended December 31, 1998:                                     $72,318                ($140,722)

Asia Blue Chip Fund                                                      549,616                 (181,002)

Asia Small Cap Fund                                                    1,986,087                         0

China & Hong Kong Fund                                                   140,740                 (160,801)

Mainland China Fund                                                          207                   (1,814)

New Europe Fund /1/                                                        1,771                   (1,214)

Wired Index Fund /2/                                                      71,106                 (191,086)

Global Goverment Bond Fund


Fiscal year ended December 31, 1997:

Asia Blue Chip Fund                                                      $53,636                ($130,732)

Asia Small Cap Fund                                                    1,692,574                    71,583

China & Hong Kong Fund                                                 2,958,500                         0

Mainland China Fund /3/                                                   15,705                  (11,487)




                                      -33-

Global Government Bond Fund                                               58,063                 (185,733)

Fiscal year ended December 31, 1996:

Asia Blue Chip Fund /4/                                                  $12,860                 ($92,856)

Asia Small Cap Fund /4/                                                   62,680                  (71,583)

China & Hong Kong Fund                                                 1,772,174                   315,433

Global Government Bond Fund                                               19,110                 (176,407)


--------------
/1/ For the period 11/23/98 (commencement of operations) to 12/31/98. /2/ For the period 12/15/98 (commencement of operations) to 12/31/98. /3/ For the period 11/3/97 (commencement of operations) to 12/31/97. /4/ For the period 4/29/96 (commencement of operations) to 12/31/96.


                                THE ADMINISTRATOR

Investment Company Administrator Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. For its services, the Administrator receives a monthly fee equal to, on an annual basis, 0.25% of the Funds' average daily net assets, subject to a $40,000 annual minimum for the China Fund and $80,000 allocated based on average daily net assets of the Asia Blue Chip Fund, Asia Small Cap Fund, Mainland China Fund and Global Government Bond Fund.

Administration fees paid by the Funds were as follows:


   Year Ended       Asia Blue      Asia Small      China & Hong       Mainland     New Europe   Wired Index   Global Government
   December 31      Chip Fund       Cap Fund         Kong Fund       China Fund       Fund          Fund          Bond Fund
   -----------      ---------       --------         ---------       ----------       ----          ----          ---------

                                                                                    Waived /1/    Waived /2/
      1998           $18,079        $137,404         $496,522         $35,185                                     $23,702
      1997           $13,425        $424,336         $739,625          $3,926 /3/                                 $19,733

      1996            13,424 /4/     13,424 /4/       443,043              --                                      27,122


--------------------
/1/ For the period 11/23/98 (commencement of operations) to 12/31/98. /2/ For the period 12/15/98 (commencement of operations) to 12/31/98. /3/ For the period 11/3/97 (commencement of operations) to 12/31/97. /4/ For the period 4/29/96 (commencement of operations) to 12/31/96.


ADMINISTRATION AGREEMENT, DISTRIBUTION AGREEMENT AND DISTRIBUTION PLAN

                Guinness Flight Funds has entered into separate Administration and Distribution Agreements with respect to the Funds with Investment Company Administration L.L.C. ("Administrator") and First Fund Distributors, Inc. ("Distributor"), respectively. Under the Distribution Agreement, the Distributor uses all reasonable efforts, consistent with its other business, to secure purchases for the Funds' shares and pays the expenses of printing and distributing any prospectuses, reports and other literature used by the Distributor, advertising, and other promotional activities in connection with the offering of shares of the Funds for sale to the public. It is understood that the Administrator may reimburse the Distributor for these expenses from any source available to it, including the administration fee paid to the Administrator by the Funds.

                The Funds will not make separate payments as a result of the Distribution Plan to Guinness Flight, the Administrator, Distributor or any other party, it being recognized that the Funds presently pay, and will continue to pay, an investment advisory fee to Investec Guinness Flight and an administration fee to the Administrator. To the extent that any payments made by the Funds to Investec Guinness Flight or the Administrator, including payment of fees under the Investment Advisory Agreement or the Administration Agreement, respectively, should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan.

                The Plan and related agreements were approved by the Board of Trustees including all of the "Qualified Trustees" (Trustees who are not "interested" persons of the Funds, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Plan or any related agreement). In approving the Plan, in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Board of Trustees (including the Qualified Trustees) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Plan may not be amended to increase materially the amount to be spent by the Funds under the Plan without shareholder approval, and all material amendments to the provisions of the Plan must be approved by a vote of the Board of Trustees and of the Qualified Trustees, cast in person at a meeting called for the purpose of such vote. During the continuance of the Plan, Guinness Flight will report in writing to the Board of Trustees quarterly the amounts and purposes of such payments for services rendered to shareholders pursuant to the Plan. Further, during the term of the Plan, the selection and nomination of those Trustees who are not "interested" persons of the Funds must be committed to the discretion of the Qualified Trustees. The Plan will continue in effect from year to year provided that such continuance is specifically approved annually (a) by the vote of a majority of the Funds' outstanding voting shares or by the Funds' Trustees and
(b) by the vote of a majority of the Qualified Trustees.


                            DESCRIPTION OF THE FUNDS

                Shareholder and Trustees Liability. Each Fund is a series of Guinness Flight Funds, a Delaware business trust.

                The Delaware Trust Instrument provides that the Trustees shall not be liable for any act or omission as Trustee, but nothing protects a Trustee against liability to Guinness Flight Funds or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Furthermore, a Trustee is entitled to indemnification against liability and to all reasonable expenses, under certain conditions, to be paid from the assets of Guinness Flight Funds; provided that no indemnification shall be provided to any Trustee who has been adjudicated by a court to be liable to Guinness Flight Funds or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or not to have acted in good faith in the reasonable belief that his action was in the best interest of Guinness Flight Funds. Guinness Flight Funds may advance money for expenses, provided that the Trustee undertakes to repay Guinness Flight Funds if his or her conduct is later determined to preclude indemnification, and one of the following conditions are met: (i) the Trustee provides security for the undertaking; (ii) Guinness Flight Funds is insured against losses stemming from any such advance; or (iii) there is a determination by a majority of the Guinness Flight Funds' independent non-party Trustees, or by independent legal counsel, that there is reason to believe that the Trustee ultimately will be entitled to indemnification.


                Voting Rights. Shares of each Fund entitle the holders to one vote per share. The shares have no preemptive or conversion rights. The dividend rights and the right of redemption are described in the Prospectus.

When issued, shares are fully paid and nonassessable. The shareholders have certain rights, as set forth in the Bylaws, to call a meeting for any purpose, including the purpose of voting on removal of one or more Trustees.


                               SHAREHOLDER REPORTS

                Shareholders will receive reports semiannually showing the investments of the Funds and other information. In addition, shareholders will receive annual financial statements audited by the Funds' independent accountants.

                Principal Holders. As of February 28, 1999, principal holders owning 5% or more of the outstanding shares of the Fund as of record date are set forth below:

                                    Exhibit B


------------------------------ -------------------------------------------------------- ------------------------------
Fund                           Shareholder Name & Address                               % held as of February 28,
----                           --------------------------                               -------------------------

                                                                                        1999
                                                                                        ----
------------------------------ -------------------------------------------------------- ------------------------------
Asia Blue Chip Fund            Charles Schwab & Co. Inc.                                29.33%
                               Special Custody Account
                               The Exclusive Benefit of Customers
                               101 Montgomery St.
                               San Francisco, CA 94101-4122
------------------------------ -------------------------------------------------------- ------------------------------
                               Donaldson Lufkin Jenrette                                13.45%
                               Securities Corporation Inc.
                               P.O. Box 2052
                               Jersey City, NJ 07303-2052
------------------------------ -------------------------------------------------------- ------------------------------
Asia Small Cap Fund            Charles Schwab & Co. Inc.                                32.89%
                               Special Custody Account
                               The Exclusive Benefit of Customers
                               101 Montgomery St.
                               San Francisco, CA 94104-4122
------------------------------ -------------------------------------------------------- ------------------------------
China & Hong Kong Fund         Charles Schwab & Co. Inc.                                27.36%
                               Special Custody Account
                               The Exclusive Benefit of Customers
                               101 Montgomery St.
                               San Francisco, CA 94104-4122
------------------------------ -------------------------------------------------------- ------------------------------
Mainland China Fund            Charles Schwab & Co. Inc.                                21.34%
                               Special Custody Account
                               The Exclusive Benefit of Customers
                               101 Montgomery St.
                               San Francisco, CA 94104-4122
------------------------------ -------------------------------------------------------- ------------------------------
New Europe Fund                Charles Schwab & Co. Inc.                                13.43%
                               Special Custody Account
                               The Exclusive Benefit of Customers
                               101 Montgomery St.
                               San Francisco, CA 94104-4122
------------------------------ -------------------------------------------------------- ------------------------------
                               Guinness Flight Investment                               12.12%
                               Management
                               225 S. Lake Ave.
                               Pasadena, CA 91101-3005
------------------------------ -------------------------------------------------------- ------------------------------
                               Robert G. Petrushka                                      9.12%
                               8181 Daventree Drive
                               Brecksville, OH 44141-1272
------------------------------ -------------------------------------------------------- ------------------------------



                                      -36-

------------------------------ -------------------------------------------------------- ------------------------------
Fund                           Shareholder Name & Address                               % held as of February 28,
----                           --------------------------                               -------------------------

                                                                                        1999
                                                                                        ----
------------------------------ -------------------------------------------------------- ------------------------------

Wired Index Fund               Charles Schwab & Co. Inc.                                42.96%
                               Special Custody Account
                               The Exclusive Benefit of Customers
                               101 Montgomery St.
                               San Francisco, CA 94104-4122
------------------------------ -------------------------------------------------------- ------------------------------
Global Government Bond Fund    Pegeon & Co.                                             49.40%
                               C/O Frost National Bank
                               P.O. Box 2479
                               San Antonio, TX 78298-2479
------------------------------ -------------------------------------------------------- ------------------------------
                               Charles Schwab & Co. Inc.                                11.49%
                               Special Custody Account
                               The Exclusive Benefit of Customers
                               101 Montgomery St.
                               San Francisco, CA 94104-4122
------------------------------ -------------------------------------------------------- ------------------------------


                              FINANCIAL STATEMENTS

                The audited statement of assets and liabilities and report thereon for the Funds for the year ended December 31, 1998 are incorporated by reference. The opinion of Ernst & Young LLP, independent accountants, with respect to the audited financial statements, is incorporated herein in its entirety in reliance upon such report of Ernst & Young LLP and on the authority of such firm as experts in auditing and accounting. Shareholders will receive a copy of the audited and unaudited financial statements at no additional charge when requesting a copy of the Statement of Additional Information.


                               GENERAL INFORMATION

Independent Contractors: Investec Guinness Flight may enter into agreements with independent contractors to provide shareholder services for a fee. Shareholder services include account maintenance and processing, direct shareholder communications, calculating net asset value, dividend posting and other administrative functions.

Transfer Agent. State Street Bank and Trust Company is the Transfer Agent for the Funds. The Transfer Agent provides record keeping and shareholder services. State Street is located at P.O. Box 1912, Boston, MA 02105.

Custodian. Investors Bank and Trust Company is the custodian for the Funds. The custodian holds the securities, cash and other assets of the Funds. Investors Bank and Trust is located at 200 Claredon Street, Boston, MA 02116.

Legal Counsel. Kramer Levin Naftalis & Frankel LLP serves as legal counsel for the Guinness Flight Funds and Guinness Flight Investment Management. Kramer Levin is located at 919 Third Avenue, New York, NY 10022.

Independent Accountants. Ernst & Young LLP audits the financial statements and financial highlights of the Funds and provides reports to the Board of Trustees. Ernst & Young is located at 725 South Figueroa Street, Suite 500, Los Angeles, CA 90017.

                                   APPENDIX A
                                   ----------

Description of Moody's Investors Service, Inc.'s


Bond Ratings
Investment grade debt securities are those rating categories indicated by an asterisk (*).

                         *Aaa:  Bonds which are rated Aaa are judged to be the
best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                         *Aa:  Bonds which are rated Aa are judged to be of high
quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                         *A:  Bond which are rated A possess many favorable
investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                         *Baa:  Bonds which are rated Baa are considered as
medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                         Note:  Moody's applies numerical modifiers, 1, 2 and 3
in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Description of Moody's Commercial Paper Ratings:

                         Moody's commercial paper ratings are opinions of the
ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

                         Issuers rated Prime1 or P1 (or related supporting
institutions) have a superior capacity for repayment of short-term promissory obligations. Prime1 or P1 repayment capacity will normally be evidenced by the following characteristics:

                                  Leading market positions in well-established industries.

                                  High rates of return on funds employed.

                                  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                                  Well-established   access   to  a   range   of
                                  financial markets and assured sources of alternate liquidity.

                         Issuers rated Prime2 or P2 (or related supporting
institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Description of Standard & Poor's Corporation's
Bond Ratings:

Investment grade debt securities are those rating categories indicated by an asterisk (*).

                         *AAA:  Debt rated AAA have the highest rating assigned
by S&P to a debt obligation. capacity to pay interest and repay principal is extremely strong.

                         *AA:  Debt rated AA have a very strong capacity to pay
interest; and repay principal and differ from the higher rated issues only in small degree.

                         *A:   Debt rated A have a strong capacity to pay
interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                         *BBB: Debt rated BBB are regarded as having an adequate
capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                         Plus (+) or Minus ():  The ratings from AA to CCC may
be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         NR:  Bonds may lack a S&P rating because no public
rating has been requested, because there is insufficient information on which to base a rating, or because S&P does not rate a particular type of obligation as a matter of policy.


Description of S&P's Commercial Paper Ratings:

                         S&P's commercial paper ratings are current assessments
of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

                         A:  Issues assigned this highest rating are regarded as
having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                         A1:  This designation indicates that the degree of
safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

                         A2:  Capacity for timely payment on issues with this
designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1"

                            PART C. OTHER INFORMATION
                            -------------------------

ITEM 23. Exhibits
         --------

               (a)(1) Certificate of Trust.  (2)

               (a)(2) Trust Instrument.  (2)

               (b)    By-laws.  (2)

               (c)    None.

               (d)    Investment   Advisory  Agreement  between  Registrant  and
                      Investec Guinness Flight. (5)

               (e) General Distribution Agreement between Registrant and First Fund Distributors, Inc. (5)

               (f)    None.

               (g)    Amended  Custodian   Agreement   between   Registrant  and
                      Investors Bank & Trust Company. (5)

               (h)(1) Amended  Transfer  Agency and  Service  Agreement  between
                      Registrant and State Street Bank and Trust Company. (5)

               (h)(2) Amended  Administration  Agreement between  Registrant and
                      Investment Company Administration L.L.C. (5)

               (i)(1) Opinion  of  Kramer,  Levin,  Naftalis  &  Frankel  as  to
                      legality of securities being registered. (4)

               (i)(2) Opinion of Morris, Nichols, Arsht & Tunnell.  (3)

               (j)(1) Consent of Kramer Levin Naftalis & Frankel,  LLP Counsel
                      for the Registrant. (6)

               (j)(2) Consent of Ernst & Young LLP, Independent Auditors for the
                      Registrant. (6)

               (k) Annual Report for the year ended December 31, 1998 is incorporated by reference from the Rule 30D filing made by the Registrant on March 3, 1999 (Accession number 0001047469-99-008302).

               (l)    Investment Letters.  (3)

               (m)    Distribution and Service Plan.  (5)

               (n)    None

               (o)    None

--------------------------------

               (1) Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed electronically on February 14, 1996, accession number 0000922423-96-000062 and incorporated herein by reference.
               (2) Filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed electronically on March 20, 1997, accession number 0000922423-97-000220 and incorporated herein by reference.

               (3) Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed electronically on April 25, 1997, accession number 0000922423-97-000401 and incorporated herein by reference.
               (4) Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed electronically on June 17, 1998, accession number 0000922423-98-000615 and incorporated herein by reference.
               (5) Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed electronically on August 28, 1998, accession number 0000922423-98-000948 and incorporated herein by reference.
               (6)    Filed herewith.


ITEM 24. Persons Controlled By or Under Common Control with Registrant
         -------------------------------------------------------------

               None.

ITEM 25. Indemnification
         ---------------

               Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed electronically on March 20, 1997, provides for the indemnification of Registrant's Trustees and officers, as follows:

               "Section 10.02  Indemnification.

         (a)     Subject  to  the  exceptions  and   limitations   contained  in
                 Subsection 10.02(b):

                 (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                 (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                 (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                 (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

                 Investec Guinness Flight provides management services to the Registrant and its series. To the best of the Registrant's knowledge, the directors and officers have not held at any time during the past two fiscal years or been engaged for his own account or in the capacity of director, officer, employee, partner or trustee in any other business, profession, vocation or employment of a substantial nature.

ITEM 27. Principal Underwriters
         ----------------------

                 (a) First Fund Distributors, Inc., the Registrant's principal underwriter, also acts as the principal underwriter for the following investment companies:
                        (1)   Jurika & Voyles Fund Group;
                        (2)   RNC Mutual Fund Group, Inc.;
                        (3)   PIC Investment Trust;
                        (4)   Masters' Select Invstment Funds;
                        (5)   O'Shaughnessy Funds Inc.;
                        (6)   Professionally Managed Portfolios;
                        (7)   Fleming Capital Mutual Fund Group, Inc.
                        (8)   Fremont Mutual Funds, Inc.
                        (9)   UBS Private Investor Funds

                        (10)  Rainier Investment Management Mutual Funds;
                        (11)  Kayne Anderson Mutual Funds;
                        (12)  The Purisima Funds;
                        (13)  Advisor's Series Trust;

                 (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc., Registrant's principal underwriter:


Name and Principal                       Position and Offices with                 Position and Offices
Business Address                         Principal Underwriter                         with Registrant
----------------                         ---------------------                     --------------------

Robert H. Wadsworth                      President/Treasurer                       Assistant Treasurer
4455 East Camelback Road
Suite 261E
Phoenix, AZ  85014
Steven J. Paggioli                       Vice President/Secretary                  Secretary
915 Broadway, Ste -1605
New York, NY 10010
Eric M. Banhazl                          Vice President                            Treasurer
2020 East Financial Way
Suite 100
Glendora, CA  91741



                 (c)    not applicable

ITEM 28. Location of Accounts and Records
         --------------------------------

                 The accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Investment Company Administration L.L.C., 2020 East Financial Way, Suite 100, Glendora, CA 91741, except for those maintained by the Funds' Custodian.


ITEM 29. Management Services
         -------------------

                 Not applicable.


ITEM 30. Undertakings
         ------------

                 (1) Registrant undertakes to furnish each person to whom a prospectus is delivered, a copy of the Fund's latest annual report to shareholders which will include the information required by Item 5A, upon request and without charge.

                 (2) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees if requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on this 30th day of April, 1999.


                                 GUINNESS FLIGHT INVESTMENT FUNDS


                                 By: /s/ James J. Atkinson
                                     --------------------------------------
                                        James J. Atkinson
                                        President




         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                 Signature        Title                 Date
                 ---------        -----                 ----


   /s/ Eric M. Banhazl            Treasurer      April 30, 1999
------------------------                        ----------------
      Eric M. Banhazl


   /s/ Dr. Gunter Dufey           Trustee        April 30, 1999
------------------------                        ----------------
      Dr. Gunter Dufey


  /s/ J. I. Fordwood              Trustee        April 30, 1999
------------------------                        ----------------
      J. I. Fordwood


  /s/ Bret A. Herscher            Trustee        April 30, 1999
------------------------                        ----------------
      Bret A. Herscher


  /s/ J. Brooks Reece, Jr.        Trustee        April 30, 1999
------------------------                        ----------------
      J. Brooks Reece, Jr.

                                  EXHIBIT INDEX
                                  -------------


EX-99.couselcons         Consent of Kramer Levin Naftalis & Frankel LLP, Counsel
                         for the Registrant

EX-99.couselcons         Consent of Ernst & Young LLP, Independent Auditors for
                         the Registrant